UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

Deutsche Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Small Cap Index VIP
	Shares	Value ($)
Common Stocks 97.7%
Consumer Discretionary 13.7%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	12,588	325,148
Cooper Tire & Rubber Co.	10,926	468,070
Cooper-Standard Holding, Inc.*	2,415	142,968
Dana Holding Corp.	31,432	665,101
Dorman Products, Inc.* (a)	4,965	247,009
Drew Industries, Inc.	4,317	265,668
Federal-Mogul Holdings Corp.*	5,608	74,642
Fox Factory Holding Corp.*	2,174	33,349
Fuel Systems Solutions, Inc.*	2,684	29,631
Gentherm, Inc.*	6,535	330,083
Metaldyne Performance Group, Inc.*	2,123	39,552
Modine Manufacturing Co.*	8,591	115,721
Motorcar Parts of America, Inc.*	3,231	89,790
Remy International, Inc.	5,820	129,262
Shiloh Industries, Inc.*	1,615	22,675
Spartan Motors, Inc.	6,654	32,272
Standard Motor Products, Inc.	3,601	152,178
Stoneridge, Inc.*	5,413	61,113
Strattec Security Corp.	675	49,842
Superior Industries International, Inc.	4,135	78,276
Tenneco, Inc.*	11,308	649,305
Tower International, Inc.*	4,009	106,639

		4,108,294
Automobiles 0.0%
Winnebago Industries, Inc. (a)	4,923	104,663
Distributors 0.3%
Core-Mark Holding Co., Inc.	4,308	277,091
Pool Corp.	8,370	583,891
VOXX International Corp.*	3,865	35,403
Weyco Group, Inc.	1,254	37,495

		933,880
Diversified Consumer Services 0.9%
2U, Inc.*	1,996	51,058
American Public Education, Inc.*	3,122	93,598
Ascent Capital Group, Inc. "A"*	2,627	104,581
Bridgepoint Education, Inc.*	3,215	31,025
Bright Horizons Family Solutions, Inc.*	5,345	274,038
Capella Education Co.	2,004	130,019
Career Education Corp.*	11,401	57,347
Carriage Services, Inc.	3,165	75,549
Chegg, Inc.* (a)	12,967	103,088
Collectors Universe, Inc.	1,342	30,275
Grand Canyon Education, Inc.*	8,658	374,891
Houghton Mifflin Harcourt Co.*	20,214	474,625
ITT Educational Services, Inc.* (a)	4,548	30,881
K12, Inc.*	6,689	105,151
Liberty Tax, Inc.*	740	20,594
LifeLock, Inc.*	14,798	208,800
Regis Corp.*	7,949	130,046
Sotheby's (a)	11,344	479,397
Steiner Leisure Ltd.*	2,436	115,466
Strayer Education, Inc.* (a)	1,955	104,417
Universal Technical Institute, Inc.	4,159	39,926
Weight Watchers International, Inc.* (a)	5,062	35,383

		3,070,155
Hotels, Restaurants & Leisure 3.2%
Belmond Ltd. "A"*	17,924	220,107
Biglari Holdings, Inc.*	311	128,785
BJ's Restaurants, Inc.*	4,103	206,996
Bloomin' Brands, Inc.	14,421	350,863
Bob Evans Farms, Inc. (a)	4,561	210,992
Boyd Gaming Corp.*	14,269	202,620
Bravo Brio Restaurant Group, Inc.*	2,812	41,308
Buffalo Wild Wings, Inc.* (a)	3,526	639,052
Caesars Acquisition Co. "A"*	7,711	52,435
Caesars Entertainment Corp.* (a)	9,146	96,307
Carrols Restaurant Group, Inc.*	6,850	56,786
Churchill Downs, Inc.	2,511	288,690
Chuy's Holdings, Inc.* (a)	2,805	63,197
ClubCorp Holdings, Inc.	4,259	82,454
Cracker Barrel Old Country Store, Inc. (a)	3,600	547,704
Dave & Buster's Entertainment, Inc.*	1,294	39,415
Del Frisco's Restaurant Group, Inc.*	4,204	84,711
Denny's Corp.*	15,755	179,607
Diamond Resorts International, Inc.*	6,543	218,732
DineEquity, Inc.	3,115	333,336
El Pollo Loco Holdings, Inc.* (a)	1,651	42,282
Empire Resorts, Inc.*	2,935	13,501
Famous Dave's of America, Inc.*	910	25,935
Fiesta Restaurant Group, Inc.* (a)	4,960	302,560
Ignite Restaurant Group, Inc.*	1,441	6,989
International Speedway Corp. "A"	5,114	166,768
Interval Leisure Group, Inc.	7,303	191,412
Intrawest Resorts Holdings, Inc.*	2,613	22,785
Isle of Capri Casinos, Inc.*	4,217	59,249
Jack in the Box, Inc.	7,483	717,769
Jamba, Inc.* (a)	3,239	47,646
Krispy Kreme Doughnuts, Inc.*	11,998	239,840
La Quinta Holdings, Inc.*	8,167	193,395
Life Time Fitness, Inc.*	7,538	534,896
Marcus Corp.	3,482	74,132
Marriott Vacations Worldwide Corp.	4,950	401,197
Monarch Casino & Resort, Inc.*	1,848	35,371
Morgans Hotel Group Co.*	5,693	44,121
Nathan's Famous, Inc.	635	34,385
Noodles & Co.* (a)	2,106	36,729
Papa John's International, Inc.	5,697	352,132
Papa Murphy's Holdings, Inc.*	1,137	20,625
Penn National Gaming, Inc.*	14,425	225,895
Pinnacle Entertainment, Inc.*	11,043	398,542
Popeyes Louisiana Kitchen, Inc.*	4,435	265,302
Potbelly Corp.*	2,907	39,826
Red Robin Gourmet Burgers, Inc.* (a)	2,667	232,029
Ruby Tuesday, Inc.* (a)	10,601	63,712
Ruth's Hospitality Group, Inc.	6,462	102,617
Scientific Games Corp. "A"* (a)	9,129	95,581
Shake Shack, Inc. "A"*	1,066	39,463
Sonic Corp.	10,229	324,259
Speedway Motorsports, Inc.	2,192	49,868
Texas Roadhouse, Inc.	13,055	475,594
The Cheesecake Factory, Inc.	9,256	456,598
The Habit Restaurants, Inc. "A"*	1,083	34,808
Vail Resorts, Inc.	6,693	692,190
Zoe's Kitchen, Inc.*	1,135	37,784

		11,141,884
Household Durables 1.2%
Beazer Homes U.S.A., Inc.*	5,266	93,314
Cavco Industries, Inc.*	1,600	120,096
Century Communities, Inc.*	518	10,013
CSS Industries, Inc.	1,805	54,421
Dixie Group, Inc.*	2,912	26,354
Ethan Allen Interiors, Inc. (a)	4,584	126,702
Flexsteel Industries, Inc.	984	30,789
Helen of Troy Ltd.*	5,378	438,253
Hovnanian Enterprises, Inc. "A"*	19,941	70,990
Installed Building Products, Inc.*	1,644	35,773
iRobot Corp.* (a)	5,479	178,780
KB HOME (a)	15,722	245,578
La-Z-Boy, Inc.	9,608	270,081
LGI Homes, Inc.*	2,778	46,281
Libbey, Inc.	3,944	157,405
Lifetime Brands, Inc.	2,058	31,446
M.D.C. Holdings, Inc. (a)	7,201	205,229
M/I Homes, Inc.*	4,393	104,729
Meritage Homes Corp.*	7,216	350,986
NACCO Industries, Inc. "A"	803	42,551
New Home Co., Inc.*	1,620	25,839
Ryland Group, Inc.	8,775	427,693
Skullcandy, Inc.*	3,924	44,341
Standard Pacific Corp.* (a)	26,846	241,614
TRI Pointe Homes, Inc.*	27,077	417,798
Turtle Beach Corp.*	1,365	2,539
UCP, Inc. "A"*	1,450	12,615
Universal Electronics, Inc.*	2,950	166,498
WCI Communities, Inc.*	2,274	54,462
William Lyon Homes "A"*	3,411	88,072

		4,121,242
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	4,730	55,956
Blue Nile, Inc.*	2,311	73,582
EVINE Live, Inc.*	8,424	56,525
FTD Companies, Inc.*	3,438	102,934
Gaiam, Inc. "A"*	2,920	21,287
HSN, Inc.	6,174	421,252
Lands' End, Inc.* (a)	3,036	108,932
NutriSystem, Inc.	5,534	110,569
Orbitz Worldwide, Inc.*	9,062	105,663
Overstock.com, Inc.*	2,227	53,938
PetMed Express, Inc.	4,039	66,724
Shutterfly, Inc.* (a)	7,188	325,185
Travelport Worldwide Ltd. (a)	5,636	94,121
Wayfair, Inc. "A"* (a)	2,366	75,996

		1,672,664
Leisure Products 0.5%
Arctic Cat, Inc.	2,507	91,054
Black Diamond, Inc.*	4,355	41,155
Brunswick Corp.	17,422	896,362
Callaway Golf Co.	14,760	140,663
Escalade, Inc.	1,919	33,352
JAKKS Pacific, Inc.* (a)	3,799	25,985
Johnson Outdoors, Inc. "A"	976	32,315
LeapFrog Enterprises, Inc.* (a)	12,677	27,636
Malibu Boats, Inc. "A"*	1,348	31,476
Marine Products Corp.	2,196	18,820
Nautilus, Inc.*	5,499	83,970
Smith & Wesson Holding Corp.*	9,906	126,103
Sturm, Ruger & Co., Inc. (a)	3,512	174,300

		1,723,191
Media 1.4%
AH Belo Corp. "A"	3,740	30,780
AMC Entertainment Holdings, Inc. "A"	4,053	143,841
Carmike Cinemas, Inc.*	4,411	148,210
Central European Media Enterprises Ltd. "A"* (a)	13,726	36,511
Cinedigm Corp. "A"*	14,893	24,127
Crown Media Holdings, Inc. "A"*	6,391	25,564
Cumulus Media, Inc. "A"*	25,264	62,402
Daily Journal Corp.*	210	38,472
Dex Media, Inc.*	2,893	12,122
Entercom Communications Corp. "A"*	4,722	57,372
Entravision Communications Corp. "A"	10,169	64,370
Eros International PLC*	3,954	69,076
Global Eagle Entertainment, Inc.*	7,426	98,840
Gray Television, Inc.*	8,804	121,671
Harte-Hanks, Inc.	9,575	74,685
Hemisphere Media Group, Inc.*	1,706	21,581
Journal Communications, Inc. "A"*	7,916	117,315
Lee Enterprises, Inc.*	10,429	33,060
Loral Space & Communications, Inc.*	2,384	163,161
Martha Stewart Living Omnimedia, Inc. "A"*	5,816	37,804
McClatchy Co. "A"*	11,944	21,977
MDC Partners, Inc. "A"	7,860	222,831
Media General, Inc.*	14,752	243,260
Meredith Corp. (a)	6,642	370,424
National CineMedia, Inc.	11,253	169,920
New Media Investment Group, Inc.	8,232	196,992
New York Times Co. "A"	25,480	350,605
Nexstar Broadcasting Group, Inc. "A" (a)	5,672	324,552
Radio One, Inc. "D"*	4,497	13,851
ReachLocal, Inc.*	2,573	7,487
Reading International, Inc. "A"*	3,264	43,901
Rentrak Corp.*	1,804	100,230
Saga Communications, Inc. "A"	704	31,356
Salem Media Group, Inc.	2,207	13,595
Scholastic Corp.	4,781	195,734
SFX Entertainment, Inc.* (a)	8,596	35,158
Sinclair Broadcast Group, Inc. "A" (a)	12,887	404,781
Sizmek, Inc.*	4,285	31,109
The E.W. Scripps Co. "A"*	5,895	167,654
Time, Inc.	20,488	459,751
Townsquare Media, Inc. "A"*	1,342	17,245
World Wrestling Entertainment, Inc. "A" (a)	5,737	80,375

		4,883,752
Multiline Retail 0.2%
Burlington Stores, Inc.*	5,385	319,977
Fred's, Inc. "A"	6,628	113,272
The Bon-Ton Stores, Inc. (a)	2,928	20,379
Tuesday Morning Corp.* (a)	8,006	128,897

		582,525
Specialty Retail 3.2%
Aeropostale, Inc.*	15,624	54,215
America's Car-Mart, Inc.*	1,488	80,724
American Eagle Outfitters, Inc. (a)	36,080	616,247
ANN, Inc.*	8,577	351,914
Asbury Automotive Group, Inc.*	5,108	424,475
Barnes & Noble, Inc.*	7,654	181,783
bebe stores, inc.	5,654	20,524
Big 5 Sporting Goods Corp.	3,590	47,639
Boot Barn Holdings, Inc.*	1,063	25,427
Brown Shoe Co., Inc.	8,003	262,498
Build-A-Bear Workshop, Inc.*	2,399	47,140
Cato Corp. "A"	4,974	196,970
Christopher & Banks Corp.*	7,228	40,188
Citi Trends, Inc.*	3,032	81,864
Conn's, Inc.* (a)	5,388	163,149
Destination Maternity Corp.	2,727	41,069
Destination XL Group, Inc.*	6,816	33,671
Express, Inc.*	15,422	254,926
Five Below, Inc.* (a)	10,028	356,696
Francesca's Holdings Corp.*	7,638	135,956
Genesco, Inc.*	4,513	321,461
Group 1 Automotive, Inc.	4,474	386,241
Guess?, Inc. (a)	11,360	211,182
Haverty Furniture Companies, Inc.	3,899	97,007
hhgregg, Inc.*	2,255	13,823
Hibbett Sports, Inc.* (a)	4,737	232,397
Kirkland's, Inc.*	2,472	58,710
Lithia Motors, Inc. "A"	4,258	423,288
Lumber Liquidators Holdings, Inc.* (a)	5,078	156,301
MarineMax, Inc.*	4,382	116,167
Mattress Firm Holding Corp.* (a)	2,758	192,067
Monro Muffler Brake, Inc.	5,818	378,461
New York & Co., Inc.*	5,547	13,868
Office Depot, Inc.*	99,271	913,293
Outerwall, Inc. (a)	3,575	236,379
Pacific Sunwear of California, Inc.*	9,186	25,353
Pier 1 Imports, Inc. (a)	17,746	248,089
Rent-A-Center, Inc.	9,861	270,586
Restoration Hardware Holdings, Inc.* (a)	5,803	575,600
Sears Hometown & Outlet Stores, Inc.*	2,258	17,432
Select Comfort Corp.*	10,228	352,559
Shoe Carnival, Inc.	2,907	85,582
Sonic Automotive, Inc. "A"	7,391	184,036
Sportsman's Warehouse Holdings, Inc.*	1,896	15,149
Stage Stores, Inc.	5,716	131,011
Stein Mart, Inc.	4,849	60,370
Systemax, Inc.*	2,113	25,821
The Buckle, Inc. (a)	5,212	266,281
The Children's Place, Inc.	4,131	265,169
The Container Store Group, Inc.* (a)	3,348	63,779
The Finish Line, Inc. "A"	8,839	216,732
The Men's Wearhouse, Inc.	8,842	461,552
The Pep Boys - Manny, Moe & Jack*	9,380	90,236
Tile Shop Holdings, Inc.* (a)	5,457	66,084
Tilly's, Inc. "A"*	1,996	31,237
Vitamin Shoppe, Inc.*	5,602	230,746
West Marine, Inc.*	3,525	32,677
Winmark Corp.	458	40,107
Zumiez, Inc.*	3,796	152,789

		11,076,697
Textiles, Apparel & Luxury Goods 1.1%
Columbia Sportswear Co.	5,143	313,209
Crocs, Inc.*	14,434	170,466
Culp, Inc.	1,776	47,508
G-III Apparel Group Ltd.*	3,530	397,654
Iconix Brand Group, Inc.* (a)	9,085	305,892
Movado Group, Inc.	3,187	90,893
Oxford Industries, Inc.	2,630	198,433
Perry Ellis International, Inc.*	2,380	55,121
Quiksilver, Inc.* (a)	26,193	48,457
Sequential Brands Group, Inc.*	3,282	35,117
Skechers U.S.A., Inc. "A"*	7,218	519,046
Steven Madden Ltd.*	10,814	410,932
Tumi Holdings, Inc.* (a)	9,462	231,441
Unifi, Inc.*	2,552	92,102
Vera Bradley, Inc.* (a)	4,219	68,474
Vince Holding Corp.*	2,174	40,328
Wolverine World Wide, Inc. (a)	18,733	626,619

		3,651,692
Consumer Staples 3.1%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	1,551	414,738
Coca-Cola Bottling Co. Consolidated	901	101,867
Craft Brewers Alliance, Inc.*	2,005	27,348
National Beverage Corp.*	2,179	53,189

		597,142
Food & Staples Retailing 1.0%
Casey's General Stores, Inc.	7,121	641,602
Diplomat Pharmacy, Inc.*	2,890	99,936
Fairway Group Holdings Corp.*	3,607	24,419
Ingles Markets, Inc. "A"	2,288	113,210
Liberator Medical Holdings, Inc.	6,126	21,441
Natural Grocers by Vitamin Cottage, Inc.*	1,765	48,732
PriceSmart, Inc. (a)	3,454	293,521
Roundy's, Inc.*	7,642	37,369
Smart & Final Stores, Inc.*	2,472	43,507
SpartanNash Co.	7,135	225,181
SUPERVALU, Inc.*	37,278	433,543
The Andersons, Inc.	5,246	217,027
The Chefs' Warehouse, Inc.* (a)	3,056	68,546
The Fresh Market, Inc.* (a)	7,996	324,958
United Natural Foods, Inc.*	9,224	710,617
Village Super Market, Inc. "A"	1,263	39,709
Weis Markets, Inc.	2,143	106,636

		3,449,954
Food Products 1.4%
Alico, Inc.	546	27,988
B&G Foods, Inc. (a)	9,769	287,502
Boulder Brands, Inc.*	10,870	103,591
Cal-Maine Foods, Inc. (a)	5,676	221,705
Calavo Growers, Inc.	2,619	134,669
Darling Ingredients, Inc.*	30,546	427,950
Dean Foods Co. (a)	17,386	287,391
Diamond Foods, Inc.*	3,879	126,339
Farmer Brothers Co.*	1,454	35,987
Fresh Del Monte Produce, Inc. (a)	6,262	243,654
Freshpet, Inc.* (a)	2,279	44,281
Inventure Foods, Inc.*	3,095	34,633
J & J Snack Foods Corp.	2,772	295,772
John B. Sanfilippo & Son, Inc.	1,564	67,408
Lancaster Colony Corp.	3,467	329,954
Landec Corp.*	5,169	72,108
Lifeway Foods, Inc.*	911	19,486
Limoneira Co.	2,179	47,502
Omega Protein Corp.*	4,100	56,129
Post Holdings, Inc.* (a)	9,698	454,254
Sanderson Farms, Inc. (a)	4,335	345,283
Seaboard Corp.*	53	218,996
Seneca Foods Corp. "A"*	1,603	47,785
Snyder's-Lance, Inc.	8,826	282,079
Tootsie Roll Industries, Inc. (a)	3,477	117,949
TreeHouse Foods, Inc.*	7,844	666,897

		4,997,292
Household Products 0.2%
Central Garden & Pet Co. "A"*	7,541	80,085
HRG Group, Inc.*	15,501	193,452
Oil-Dri Corp. of America	986	33,179
Orchids Paper Products Co.	1,570	42,327
WD-40 Co.	2,738	242,423

		591,466
Personal Products 0.2%
Elizabeth Arden, Inc.*	4,987	77,797
Female Health Co.	3,988	11,286
Inter Parfums, Inc.	2,885	94,109
Medifast, Inc.*	2,254	67,553
Nature's Sunshine Products, Inc.	2,076	27,237
Nutraceutical International Corp.*	1,749	34,455
Revlon, Inc. "A"*	2,204	90,805
Synutra International, Inc.*	3,372	21,581
USANA Health Sciences, Inc.*	1,044	116,009

		540,832
Tobacco 0.1%
22nd Century Group, Inc.*	8,002	6,882
Alliance One International, Inc.*	16,591	18,250
Universal Corp. (a)	4,303	202,929
Vector Group Ltd. (a)	14,069	309,096

		537,157
Energy 3.3%
Energy Equipment & Services 1.0%
Aspen Aerogels, Inc.*	1,294	9,420
Basic Energy Services, Inc.* (a)	6,187	42,876
Bristow Group, Inc.	6,668	363,072
C&J Energy Services Ltd.*	8,314	92,535
CARBO Ceramics, Inc. (a)	3,612	110,202
CHC Group Ltd.*	6,414	8,531
Era Group, Inc.*	3,545	73,878
Exterran Holdings, Inc.	11,044	370,747
FMSA Holdings, Inc.* (a)	4,816	34,868
Forum Energy Technologies, Inc.*	11,296	221,402
Geospace Technologies Corp.*	2,557	42,216
Glori Energy, Inc.*	2,376	5,061
Gulf Island Fabrication, Inc.	2,826	41,994
GulfMark Offshore, Inc. "A" (a)	4,837	63,074
Helix Energy Solutions Group, Inc.*	19,363	289,670
Hercules Offshore, Inc.* (a)	31,266	13,107
Hornbeck Offshore Services, Inc.* (a)	6,611	124,353
Independence Contract Drilling, Inc.*	2,312	16,115
ION Geophysical Corp.*	25,155	54,586
Key Energy Services, Inc.*	25,563	46,525
Matrix Service Co.*	4,628	81,268
McDermott International, Inc.* (a)	43,168	165,765
Mitcham Industries, Inc.*	2,486	11,436
Natural Gas Services Group*	2,437	46,839
Newpark Resources, Inc.*	15,433	140,595
Nordic American Offshore Ltd.* (a)	3,694	33,837
North Atlantic Drilling Ltd. (a)	13,885	16,107
Nuverra Environmental Solutions, Inc.* (a)	2,897	10,313
Parker Drilling Co.*	23,703	82,723
PHI, Inc. (Non Voting)*	2,151	64,702
Pioneer Energy Services Corp.*	12,121	65,696
Profire Energy, Inc.*	2,599	3,509
RigNet, Inc.*	2,075	59,324
SEACOR Holdings, Inc.* (a)	3,359	234,021
Tesco Corp.	6,754	76,793
TETRA Technologies, Inc.*	13,681	84,548
U.S. Silica Holdings, Inc. (a)	9,824	349,833
Vantage Drilling Co.*	39,316	12,876
Willbros Group, Inc.*	7,664	25,368

		3,589,785
Oil, Gas & Consumable Fuels 2.3%
Abraxas Petroleum Corp.*	15,588	50,661
Adams Resources & Energy, Inc.	426	28,631
Alon U.S.A. Energy, Inc.	5,096	84,441
Alpha Natural Resources, Inc.*	43,067	43,063
American Eagle Energy Corp.*	5,921	1,066
Amyris, Inc.* (a)	5,442	13,061
Approach Resources, Inc.* (a)	7,660	50,479
Arch Coal, Inc.* (a)	41,302	41,298
Ardmore Shipping Corp.	3,514	35,386
Bill Barrett Corp.* (a)	8,775	72,832
Bonanza Creek Energy, Inc.*	7,294	179,870
Callon Petroleum Co.*	12,227	91,336
Carrizo Oil & Gas, Inc.*	9,519	472,618
Clayton Williams Energy, Inc.*	1,146	58,022
Clean Energy Fuels Corp.* (a)	13,682	72,993
Cloud Peak Energy, Inc.*	10,946	63,706
Comstock Resources, Inc. (a)	9,307	33,226
Contango Oil & Gas Co.*	3,102	68,244
Delek U.S. Holdings, Inc.	11,118	441,940
DHT Holdings, Inc.	16,771	117,062
Diamondback Energy, Inc.*	8,181	628,628
Dorian LPG Ltd.*	1,423	18,542
Eclipse Resources Corp.* (a)	5,164	29,022
Emerald Oil, Inc.* (a)	11,165	8,262
Energy XXI Ltd. (a)	18,302	66,619
Evolution Petroleum Corp.	3,820	22,729
EXCO Resources, Inc. (a)	29,546	54,069
Frontline Ltd.*	12,915	28,930
FX Energy, Inc.*	10,814	13,517
GasLog Ltd. (a)	7,754	150,583
Gastar Exploration, Inc.*	14,118	36,989
Goodrich Petroleum Corp.*	6,770	24,033
Green Plains, Inc.	6,891	196,738
Halcon Resources Corp.* (a)	50,729	78,123
Hallador Energy Co.	2,017	23,579
Harvest Natural Resources, Inc.*	8,189	3,660
Isramco, Inc.*	166	20,883
Jones Energy, Inc. "A"*	2,134	19,163
Magnum Hunter Resources Corp.* (a)	36,013	96,155
Matador Resources Co.* (a)	13,700	300,304
Midstates Petroleum Co., Inc.*	7,236	6,151
Miller Energy Resources, Inc.*	5,715	3,572
Navios Maritime Acquisition Corp.	16,007	56,665
Nordic American Tankers Ltd. (a)	16,427	195,646
Northern Oil & Gas, Inc.* (a)	11,876	91,564
Pacific Ethanol, Inc.* (a)	4,827	52,083
Panhandle Oil & Gas, Inc. "A"	2,720	53,829
Parsley Energy, Inc. "A"* (a)	9,837	157,195
PDC Energy, Inc.*	7,401	399,950
Penn Virginia Corp.* (a)	12,762	82,698
PetroQuest Energy, Inc.*	11,296	25,981
Renewable Energy Group, Inc.*	6,720	61,958
Resolute Energy Corp.*	15,163	8,543
REX American Resources Corp.*	1,221	74,249
Rex Energy Corp.* (a)	9,356	34,804
Ring Energy, Inc.* (a)	3,106	32,986
Rosetta Resources, Inc.*	13,702	233,208
RSP Permian, Inc.* (a)	4,276	107,712
Sanchez Energy Corp.* (a)	9,398	122,268
Scorpio Tankers, Inc.	30,015	282,741
SemGroup Corp. "A"	7,817	635,835
Ship Finance International Ltd.	10,881	161,039
Solazyme, Inc.* (a)	14,783	42,279
Stone Energy Corp.*	10,331	151,659
Swift Energy Co.* (a)	8,470	18,295
Synergy Resources Corp.*	15,024	178,034
Teekay Tankers Ltd. "A"	14,871	85,360
TransAtlantic Petroleum Ltd.*	4,402	23,507
Triangle Petroleum Corp.* (a)	12,770	64,233
VAALCO Energy, Inc.*	9,697	23,758
Vertex Energy, Inc.*	2,295	8,492
W&T Offshore, Inc.	6,839	34,947
Warren Resources, Inc.*	14,321	12,746
Western Refining, Inc.	9,180	453,400
Westmoreland Coal Co.*	2,685	71,851

		7,889,701
Financials 23.2%
Banks 7.5%
1st Source Corp.	2,889	92,824
American National Bankshares, Inc.	1,484	33,509
Ameris Bancorp.	5,620	148,312
Ames National Corp.	1,604	39,859
Arrow Financial Corp.	1,595	43,304
Banc of California, Inc.	5,805	71,460
BancFirst Corp.	1,203	73,359
Banco Latinoamericano de Comercio Exterior SA "E"	5,353	175,525
BancorpSouth, Inc.	17,755	412,271
Bank of Kentucky Financial Corp.	1,241	60,871
Bank of Marin Bancorp.	1,118	56,906
Bank of the Ozarks, Inc. (a)	15,794	583,272
Banner Corp.	3,534	162,211
BBCN Bancorp., Inc.	14,462	209,265
Berkshire Hills Bancorp., Inc.	4,459	123,514
Blue Hills Bancorp., Inc.*	5,423	71,692
BNC Bancorp.	3,881	70,246
Boston Private Financial Holdings, Inc.	14,383	174,753
Bridge Bancorp., Inc.	2,266	58,531
Bridge Capital Holdings*	1,958	51,123
Bryn Mawr Bank Corp.	3,011	91,565
C1 Financial, Inc.*	758	14,213
Camden National Corp.	1,444	57,529
Capital Bank Financial Corp. "A"*	4,253	117,425
Capital City Bank Group, Inc.	2,067	33,589
Cardinal Financial Corp.	6,222	124,316
Cascade Bancorp.*	6,326	30,365
Cathay General Bancorp.	14,633	416,309
Centerstate Banks, Inc.	6,914	82,346
Central Pacific Financial Corp.	3,329	76,467
Century Bancorp., Inc. "A"	692	27,472
Chemical Financial Corp.	5,821	182,547
Citizens & Northern Corp.	2,417	48,775
City Holding Co. (a)	3,054	143,630
CNB Financial Corp.	2,807	47,775
CoBiz Financial, Inc.	6,209	76,495
Columbia Banking System, Inc.	10,486	303,779
Community Bank System, Inc.	7,298	258,276
Community Trust Bancorp., Inc.	3,038	100,740
CommunityOne Bancorp.*	2,174	21,392
ConnectOne Bancorp., Inc.	4,362	84,885
CU Bancorp.*	1,656	37,674
Customers Bancorp., Inc.*	4,467	108,816
CVB Financial Corp.	19,311	307,817
Eagle Bancorp., Inc.*	5,411	207,782
Enterprise Bancorp., Inc.	1,414	30,048
Enterprise Financial Services Corp.	3,837	79,272
FCB Financial Holdings, Inc. "A"*	1,687	46,173
Fidelity Southern Corp.	3,225	54,438
Financial Institutions, Inc.	2,751	63,080
First BanCorp.*	18,679	115,810
First BanCorp. - North Carolina	3,893	68,361
First Bancorp., Inc.	1,889	32,963
First Busey Corp.	14,096	94,302
First Business Financial Services, Inc.	766	33,122
First Citizens BancShares, Inc. "A"	1,781	462,508
First Commonwealth Financial Corp.	17,668	159,012
First Community Bancshares, Inc.	3,188	55,886
First Connecticut Bancorp, Inc.	3,142	48,293
First Financial Bancorp.	10,284	183,158
First Financial Bankshares, Inc. (a)	11,760	325,046
First Financial Corp. - Indiana	2,200	78,958
First Interstate BancSystem, Inc. "A"	3,487	97,008
First Merchants Corp.	6,966	163,980
First Midwest Bancorp., Inc.	13,681	237,639
First NBC Bank Holding Co.*	2,599	85,715
First of Long Island Corp.	2,305	58,778
FirstMerit Corp.	30,802	587,086
Flushing Financial Corp.	5,888	118,172
FNB Corp.	31,959	419,941
German American Bancorp., Inc.	2,621	77,136
Glacier Bancorp., Inc.	13,690	344,304
Great Southern Bancorp., Inc.	2,027	79,844
Great Western Bancorp., Inc.	3,482	76,639
Green Bancorp., Inc.*	1,051	11,750
Guaranty Bancorp.	2,848	48,302
Hampton Roads Bankshares, Inc.*	6,596	12,466
Hancock Holding Co.	15,462	461,695
Hanmi Financial Corp.	5,683	120,195
Heartland Financial U.S.A., Inc.	2,654	86,600
Heritage Commerce Corp.	4,110	37,524
Heritage Financial Corp.	5,789	98,413
Heritage Oaks Bancorp.	4,274	35,517
Hilltop Holdings, Inc.*	13,950	271,188
Home Bancshares, Inc.	10,043	340,357
HomeTrust Bancshares, Inc.*	4,052	64,710
Horizon Bancorp.	1,792	41,915
Hudson Valley Holding Corp.	2,865	73,229
IBERIABANK Corp.	5,749	362,359
Independent Bank Corp.	4,455	57,158
Independent Bank Corp.	4,733	207,637
Independent Bank Group, Inc.	1,778	69,182
International Bancshares Corp.	9,836	256,031
Investors Bancorp., Inc.	67,286	788,592
Lakeland Bancorp., Inc.	7,365	84,698
Lakeland Financial Corp.	2,880	116,870
LegacyTexas Financial Group, Inc.	7,819	177,726
Macatawa Bank Corp.	5,271	28,200
MainSource Financial Group, Inc.	3,972	78,010
MB Financial, Inc.	12,147	380,323
Mercantile Bank Corp.	3,275	64,026
Merchants Bancshares, Inc.	1,042	30,395
Metro Bancorp., Inc.	2,455	67,684
MidSouth Bancorp., Inc.	1,695	25,001
MidWestOne Financial Group, Inc.	1,393	40,160
National Bank Holdings Corp. "A"	6,760	127,156
National Bankshares, Inc.	1,314	39,210
National Penn Bancshares, Inc.	23,040	248,141
NBT Bancorp., Inc.	7,806	195,618
NewBridge Bancorp.	6,539	58,328
Northrim BanCorp., Inc.	1,327	32,565
OFG Bancorp. (a)	8,134	132,747
Old Line Bancshares, Inc.	1,627	25,707
Old National Bancorp. (a)	21,592	306,390
Opus Bank	996	30,756
Pacific Continental Corp.	3,501	46,283
Pacific Premier Bancorp., Inc.*	3,261	52,796
Palmetto Bancshares, Inc.	879	16,701
Park National Corp. (a)	2,289	195,847
Park Sterling Corp.	8,760	62,196
Peapack-Gladstone Financial Corp.	2,417	52,207
Penns Woods Bancorp., Inc.	946	46,269
Peoples Bancorp., Inc.	2,673	63,190
Peoples Financial Services Corp.	1,468	65,869
Pinnacle Financial Partners, Inc.	6,701	297,926
Preferred Bank	2,280	62,632
PrivateBancorp., Inc.	13,221	464,983
Prosperity Bancshares, Inc.	13,050	684,864
Renasant Corp.	5,607	168,490
Republic Bancorp., Inc. "A"	1,969	48,693
Republic First Bancorp., Inc.*	6,018	21,845
S&T Bancorp., Inc.	6,069	172,238
Sandy Spring Bancorp., Inc.	4,226	110,848
Seacoast Banking Corp. of Florida*	3,807	54,326
ServisFirst Bancshares, Inc.	366	12,074
Sierra Bancorp.	2,278	38,043
Simmons First National Corp. "A"	4,237	192,656
South State Corp.	4,390	300,232
Southside Bancshares, Inc. (a)	4,276	122,678
Southwest Bancorp., Inc.	3,907	69,506
Square 1 Financial, Inc. "A"*	1,162	31,107
State Bank Financial Corp.	5,777	121,317
Sterling Bancorp.	16,839	225,811
Stock Yards Bancorp., Inc.	2,854	98,263
Stonegate Bank	1,936	58,448
Suffolk Bancorp.	2,233	53,056
Sun Bancorp, Inc.*	1,709	32,317
Susquehanna Bancshares, Inc.	34,914	478,671
Talmer Bancorp., Inc. "A"	3,481	53,312
Texas Capital Bancshares, Inc.*	8,497	413,379
The Bancorp., Inc.*	6,462	58,352
Tompkins Financial Corp.	2,562	137,964
TowneBank	7,567	121,677
TriCo Bancshares	4,001	96,544
Tristate Capital Holdings, Inc.*	4,293	44,948
Triumph Bancorp., Inc.*	1,348	18,414
Trustmark Corp.	12,155	295,123
UMB Financial Corp.	7,019	371,235
Umpqua Holdings Corp.	31,076	533,886
Union Bankshares Corp.	8,383	186,186
United Bankshares, Inc. (a)	12,869	483,617
United Community Banks, Inc.	9,231	174,281
Univest Corp. of Pennsylvania	3,105	61,448
Valley National Bancorp. (a)	41,883	395,376
Washington Trust Bancorp., Inc.	2,856	109,071
Webster Financial Corp.	16,872	625,108
WesBanco, Inc.	6,269	204,244
West Bancorp.	3,109	61,838
Westamerica Bancorp. (a)	4,841	209,180
Western Alliance Bancorp.*	13,921	412,618
Wilshire Bancorp., Inc.	12,698	126,599
Wintrust Financial Corp. (a)	8,598	409,953
Yadkin Financial Corp.*	3,955	80,287

		25,933,011
Capital Markets 1.5%
Arlington Asset Investment Corp. "A" (a)	4,146	99,753
Ashford, Inc.*	156	18,527
BGC Partners, Inc. "A"	32,370	305,896
Calamos Asset Management, Inc. "A"	3,223	43,349
CIFC Corp.	1,053	8,055
Cohen & Steers, Inc.	3,573	146,314
Cowen Group, Inc. "A"*	20,246	105,279
Diamond Hill Investment Group	544	87,040
Evercore Partners, Inc. "A"	6,263	323,547
FBR & Co.*	1,491	34,457
Fifth Street Asset Management, Inc.	1,129	12,724
Financial Engines, Inc. (a)	9,615	402,195
FXCM, Inc. "A"	8,337	17,758
GAMCO Investors, Inc. "A"	1,136	89,187
GFI Group, Inc.	1,871	11,095
Greenhill & Co., Inc. (a)	5,183	205,506
HFF, Inc. "A"	6,133	230,233
INTL. FCStone, Inc.*	3,011	89,517
Investment Technology Group, Inc.*	6,559	198,803
Janus Capital Group, Inc. (a)	27,698	476,129
KCG Holdings, Inc. "A"*	7,954	97,516
Ladenburg Thalmann Financial Services, Inc.*	16,969	65,500
Manning & Napier, Inc.	2,652	34,503
Medley Management, Inc. "A"	1,036	11,386
Moelis & Co. "A"	1,436	43,252
OM Asset Management PLC	4,715	87,888
Oppenheimer Holdings, Inc. "A"	1,938	45,465
Piper Jaffray Companies, Inc.*	2,969	155,754
Pzena Investment Management, Inc. "A"	2,098	19,239
RCS Capital Corp. "A"	1,837	19,546
Safeguard Scientifics, Inc.*	3,991	72,157
Silvercrest Asset Management Group, Inc. "A"	1,029	14,663
Stifel Financial Corp.*	12,217	681,098
Virtus Investment Partners, Inc.	1,319	172,486
Walter Investment Management Corp.* (a)	6,852	110,660
Westwood Holdings Group, Inc.	1,264	76,219
WisdomTree Investments, Inc.	20,101	431,367

		5,044,063
Consumer Finance 0.6%
Cash America International, Inc.	5,017	116,896
Consumer Portfolio Services, Inc.*	4,093	28,610
Credit Acceptance Corp.*	1,173	228,735
Encore Capital Group, Inc.* (a)	4,767	198,259
Enova International, Inc.*	4,522	89,038
EZCORP, Inc. "A"* (a)	9,055	82,672
First Cash Financial Services, Inc.*	5,296	246,370
Green Dot Corp. "A"* (a)	5,642	89,821
JG Wentworth Co. "A"*	2,289	23,783
Nelnet, Inc. "A"	3,854	182,371
Nicholas Financial, Inc.*	1,931	27,053
PRA Group, Inc.* (a)	9,343	507,512
Regional Management Corp.*	2,079	30,686
Springleaf Holdings, Inc.* (a)	4,566	236,382
World Acceptance Corp.* (a)	1,502	109,526

		2,197,714
Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	4,506	44,024
MarketAxess Holdings, Inc.	7,006	580,797
Marlin Business Services Corp.	1,665	33,350
NewStar Financial, Inc.*	5,160	60,527
On Deck Capital, Inc.*	2,133	40,744
PHH Corp.*	9,633	232,830
PICO Holdings, Inc.*	4,409	71,470
Resource America, Inc. "A"	2,632	23,951
Tiptree Financial, Inc. "A", (REIT)*	1,524	10,104

		1,097,797
Insurance 2.4%
Ambac Financial Group, Inc.*	8,266	200,037
American Equity Investment Life Holding Co.	13,762	400,887
AMERISAFE, Inc.	3,418	158,082
AmTrust Financial Services, Inc. (a)	5,502	313,531
Argo Group International Holdings Ltd.	5,338	267,701
Atlas Financial Holdings, Inc.*	2,240	39,581
Baldwin & Lyons, Inc. "B"	1,830	42,932
Citizens, Inc.* (a)	8,561	52,736
CNO Financial Group, Inc.	38,376	660,835
Crawford & Co. "B"	5,510	47,606
Donegal Group, Inc. "A"	1,585	24,916
eHealth, Inc.*	3,392	31,817
EMC Insurance Group, Inc.	982	33,192
Employers Holdings, Inc. (a)	5,630	151,954
Enstar Group Ltd.*	1,570	222,720
FBL Financial Group, Inc. "A"	1,720	106,657
Federated National Holding Co.	2,443	74,756
Fidelity & Guaranty Life	2,188	46,386
First American Financial Corp.	20,221	721,485
Global Indemnity PLC*	1,617	44,872
Greenlight Capital Re Ltd. "A"*	5,239	166,600
Hallmark Financial Services, Inc.*	2,633	27,910
HCI Group, Inc.	1,755	80,502
Heritage Insurance Holdings, Inc.*	1,342	29,537
Horace Mann Educators Corp.	7,485	255,987
Independence Holding Co.	1,493	20,290
Infinity Property & Casualty Corp.	2,120	173,946
James River Group Holdings Ltd.	2,040	47,818
Kansas City Life Insurance Co.	739	33,942
Kemper Corp.	8,070	314,407
Maiden Holdings Ltd.	8,910	132,135
Meadowbrook Insurance Group, Inc.	9,793	83,241
Montpelier Re Holdings Ltd.	6,853	263,429
National General Holdings Corp.	6,434	120,316
National Interstate Corp.	1,337	37,543
National Western Life Insurance Co. "A"	405	102,991
Navigators Group, Inc.*	1,888	146,962
OneBeacon Insurance Group Ltd. "A"	4,405	67,000
Patriot National, Inc.*	1,542	19,892
Phoenix Companies, Inc.*	1,001	50,040
Primerica, Inc.	10,112	514,701
RLI Corp.	7,908	414,458
Safety Insurance Group, Inc.	2,369	141,548
Selective Insurance Group, Inc.	10,448	303,514
State Auto Financial Corp.	2,920	70,927
State National Companies, Inc. (a)	4,928	49,034
Stewart Information Services Corp.	3,927	159,593
Symetra Financial Corp.	14,060	329,848
Third Point Reinsurance Ltd.*	10,441	147,740
United Fire Group, Inc.	3,703	117,644
United Insurance Holdings Corp.	3,237	72,833
Universal Insurance Holdings, Inc.	5,655	144,711

		8,283,722
Real Estate Investment Trusts 8.8%
Acadia Realty Trust (REIT)	12,609	439,802
AG Mortgage Investment Trust, Inc. (REIT)	5,534	104,261
Agree Realty Corp. (REIT)	3,222	106,229
Alexander's, Inc. (REIT)	376	171,674
Altisource Residential Corp. (REIT)	10,316	215,192
American Assets Trust, Inc. (REIT)	6,538	282,965
American Capital Mortgage Investment Corp. (REIT)	9,438	169,506
American Residential Properties, Inc. (REIT)*	5,662	101,859
Anworth Mortgage Asset Corp. (REIT)	20,314	103,398
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,830	186,059
Apollo Residential Mortgage, Inc. (REIT)	6,203	98,938
Ares Commercial Real Estate Corp. (REIT)	5,563	61,471
Armada Hoffler Properties, Inc. (REIT)	4,386	46,755
ARMOUR Residential REIT, Inc. (REIT)	65,755	208,443
Ashford Hospitality Prime, Inc. (REIT)	4,360	73,117
Ashford Hospitality Trust (REIT)	14,688	141,299
Associated Estates Realty Corp. (REIT)	10,802	266,593
Aviv REIT, Inc. (REIT)	3,581	130,707
Campus Crest Communities, Inc. (REIT)	11,080	79,333
Capstead Mortgage Corp. (REIT) (a)	17,512	206,116
CareTrust REIT, Inc. (REIT)	5,230	70,919
CatchMark Timber Trust, Inc. "A", (REIT)	3,693	43,282
Cedar Realty Trust, Inc. (REIT)	15,419	115,488
Chambers Street Properties (REIT)	44,479	350,495
Chatham Lodging Trust (REIT)	7,082	208,282
Chesapeake Lodging Trust (REIT)	10,118	342,292
Colony Financial, Inc. (REIT)	19,860	514,771
CorEnergy Infrastructure Trust, Inc. (REIT)	8,306	57,561
Coresite Realty Corp. (REIT)	3,849	187,369
Cousins Properties, Inc. (REIT)	40,803	432,512
CubeSmart (REIT)	30,265	730,900
CyrusOne, Inc. (REIT)	6,036	187,840
CYS Investments, Inc. (REIT) (a)	29,992	267,229
DCT Industrial Trust, Inc. (REIT)	15,540	538,616
DiamondRock Hospitality Co. (REIT)	36,563	516,635
DuPont Fabros Technology, Inc. (REIT) (a)	11,945	390,363
Dynex Capital, Inc. (REIT)	10,607	89,841
Easterly Government Properties, Inc. (REIT)*	2,559	41,405
EastGroup Properties, Inc. (REIT)	5,751	345,865
Education Realty Trust, Inc. (REIT)	8,766	310,141
Empire State Realty Trust, Inc. "A", (REIT) (a)	17,015	320,052
EPR Properties (REIT)	10,678	641,000
Equity One, Inc. (REIT)	12,226	326,312
Excel Trust, Inc. (REIT)	10,925	153,169
FelCor Lodging Trust, Inc. (REIT)	22,664	260,409
First Industrial Realty Trust, Inc. (REIT)	20,370	436,529
First Potomac Realty Trust (REIT)	10,150	120,684
Franklin Street Properties Corp. (REIT)	15,612	200,146
Getty Realty Corp. (REIT)	4,912	89,398
Gladstone Commercial Corp. (REIT)	3,265	60,762
Government Properties Income Trust (REIT)	12,643	288,893
Gramercy Property Trust, Inc. (REIT)	8,796	246,904
Great Ajax Corp. (REIT)*	792	11,381
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,777	87,324
Hatteras Financial Corp. (REIT)	18,094	328,587
Healthcare Realty Trust, Inc. (REIT)	17,862	496,206
Hersha Hospitality Trust (REIT)	37,247	240,988
Highwoods Properties, Inc. (REIT) (a)	16,951	776,017
Hudson Pacific Properties, Inc. (REIT)	12,111	401,964
InfraREIT, Inc. (REIT)*	4,265	121,936
Inland Real Estate Corp. (REIT)	15,069	161,088
Invesco Mortgage Capital (REIT)	23,141	359,380
Investors Real Estate Trust (REIT) (a)	20,495	153,713
iStar Financial, Inc. (REIT)*	15,504	201,552
Kite Realty Group Trust (REIT)	6,088	171,499
LaSalle Hotel Properties (REIT)	20,952	814,195
Lexington Realty Trust (REIT)	37,997	373,511
LTC Properties, Inc. (REIT)	6,362	292,652
Mack-Cali Realty Corp. (REIT)	16,372	315,652
Medical Properties Trust, Inc. (REIT)	38,475	567,121
Monmouth Real Estate Investment Corp. (REIT) (a)	9,598	106,634
National Health Investors, Inc. (REIT)	7,036	499,626
New Residential Investment Corp. (REIT)	26,468	397,814
New York Mortgage Trust, Inc. (REIT) (a)	19,770	153,415
New York REIT, Inc. (REIT)	29,776	312,052
One Liberty Properties, Inc. (REIT)	2,456	59,976
Owens Realty Mortgage, Inc. (REIT)	2,092	31,338
Parkway Properties, Inc. (REIT)	14,435	250,447
Pebblebrook Hotel Trust (REIT)	13,371	622,687
Pennsylvania Real Estate Investment Trust (REIT)	12,796	297,251
PennyMac Mortgage Investment Trust (REIT)	13,796	293,717
Physicians Realty Trust (REIT)	12,996	228,860
Potlatch Corp. (REIT)	7,590	303,904
PS Business Parks, Inc. (REIT)	3,624	300,937
QTS Realty Trust, Inc. "A", (REIT)	2,667	97,105
RAIT Financial Trust (REIT)	14,645	100,465
Ramco-Gershenson Properties Trust (REIT)	14,512	269,923
Redwood Trust, Inc. (REIT) (a)	15,180	271,267
Resource Capital Corp. (REIT)	24,366	110,622
Retail Opportunity Investments Corp. (REIT)	16,705	305,701
Rexford Industrial Realty, Inc. (REIT)	10,657	168,487
RLJ Lodging Trust (REIT)	24,572	769,349
Rouse Properties, Inc. (REIT) (a)	6,730	127,601
Ryman Hospitality Properties, Inc. (REIT)	8,188	498,731
Sabra Health Care REIT, Inc. (REIT)	10,931	362,363
Saul Centers, Inc. (REIT)	1,894	108,337
Select Income REIT (REIT)	6,793	169,757
Silver Bay Realty Trust Corp. (REIT)	6,847	110,648
Sovran Self Storage, Inc. (REIT)	6,594	619,440
STAG Industrial, Inc. (REIT)	10,548	248,089
Starwood Waypoint Residential Trust (REIT)	7,060	182,501
STORE Capital Corp. (REIT)	6,004	140,193
Strategic Hotels & Resorts, Inc. (REIT)*	50,221	624,247
Summit Hotel Properties, Inc. (REIT)	15,637	220,013
Sun Communities, Inc. (REIT)	8,900	593,808
Sunstone Hotel Investors, Inc. (REIT)	38,864	647,863
Terreno Realty Corp. (REIT)	7,934	180,895
The Geo Group, Inc. (REIT)	13,452	588,390
Trade Street Residential, Inc. (REIT)	3,615	25,883
UMH Properties, Inc. (REIT)	3,746	37,722
Universal Health Realty Income Trust (REIT)	2,361	132,806
Urstadt Biddle Properties "A", (REIT)	4,558	105,107
Washington Real Estate Investment Trust (REIT)	12,479	344,795
Western Asset Mortgage Capital Corp. (REIT) (a)	8,065	121,620
Whitestone REIT (REIT)	4,364	69,300

		30,166,233
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	8,942	386,116
Altisource Asset Management Corp.*	274	50,726
Altisource Portfolio Solutions SA*	2,429	31,261
AV Homes, Inc.*	2,197	35,064
Consolidated-Tomoka Land Co.	834	49,756
Forestar Group, Inc.* (a)	6,794	107,141
FRP Holdings, Inc.*	1,282	46,665
Kennedy-Wilson Holdings, Inc.	13,212	345,362
Marcus & Millichap, Inc.*	1,558	58,394
RE/MAX Holdings, Inc. "A"	2,072	68,811
Tejon Ranch Co.*	2,635	69,696
The St. Joe Co.*	11,508	213,588

		1,462,580
Thrifts & Mortgage Finance 1.7%
Anchor BanCorp. Wisconsin, Inc.*	1,171	40,669
Astoria Financial Corp.	15,801	204,623
Bank Mutual Corp.	9,229	67,556
BankFinancial Corp.	3,620	47,567
BBX Capital Corp. "A"*	1,672	31,099
Beneficial Bancorp., Inc.*	6,271	70,800
BofI Holding, Inc.* (a)	2,649	246,463
Brookline Bancorp., Inc.	11,373	114,299
Capitol Federal Financial, Inc.	26,838	335,475
Charter Financial Corp.	2,633	30,279
Clifton Bancorp., Inc.	5,150	72,666
Dime Community Bancshares	6,345	102,154
Essent Group Ltd.*	8,071	192,978
EverBank Financial Corp.	16,505	297,585
Federal Agricultural Mortgage Corp. "C"	2,041	57,536
First Defiance Financial Corp.	1,910	62,686
First Financial Northwest, Inc.	2,737	33,802
Flagstar Bancorp., Inc.*	3,943	57,213
Fox Chase Bancorp.	2,343	39,433
Home Loan Servicing Solutions Ltd. (a)	12,819	212,026
HomeStreet, Inc.*	4,130	75,662
Kearny Financial Corp.*	2,719	36,924
Ladder Capital Corp. (REIT)*	2,904	53,753
LendingTree, Inc.*	1,211	67,828
Meridian Bancorp., Inc.*	4,025	53,009
Meta Financial Group, Inc.	1,220	48,471
MGIC Investment Corp.* (a)	63,228	608,886
NMI Holdings, Inc. "A"*	9,831	73,634
Northfield Bancorp., Inc.	9,061	134,284
Northwest Bancshares, Inc.	17,469	207,008
OceanFirst Financial Corp.	2,591	44,746
Oritani Financial Corp.	8,840	128,622
PennyMac Financial Services, Inc. "A"*	2,540	43,104
Provident Financial Services, Inc.	10,232	190,827
Radian Group, Inc. (a)	35,608	597,858
Stonegate Mortgage Corp.*	2,784	30,123
Territorial Bancorp., Inc.	1,701	40,416
TrustCo Bank Corp.	15,978	109,929
United Community Financial Corp.	9,557	52,181
United Financial Bancorp., Inc.	10,033	124,710
Walker & Dunlop, Inc.*	3,605	63,917
Washington Federal, Inc.	18,958	413,379
Waterstone Financial, Inc.	6,693	85,938
WSFS Financial Corp.	1,735	131,218

		5,733,336
Health Care 15.3%
Biotechnology 6.2%
ACADIA Pharmaceuticals, Inc.* (a)	14,631	476,824
Acceleron Pharma, Inc.*	2,964	112,810
Achillion Pharmaceuticals, Inc.*	21,129	208,332
Acorda Therapeutics, Inc.*	7,722	256,988
Actinium Pharmaceuticals, Inc.*	3,857	9,527
Adamas Pharmaceuticals, Inc.*	570	9,969
Aegerion Pharmaceuticals, Inc.*	5,332	139,538
Agenus, Inc.*	12,111	62,129
Agios Pharmaceuticals, Inc.* (a)	2,690	253,667
Akebia Therapeutics, Inc.*	1,525	16,943
Alder Biopharmaceuticals, Inc.*	1,557	44,935
AMAG Pharmaceuticals, Inc.* (a)	4,846	264,882
Anacor Pharmaceuticals, Inc.* (a)	6,137	355,025
Applied Genetic Technologies Corp/DE*	944	18,871
Ardelyx, Inc.*	810	10,603
Arena Pharmaceuticals, Inc.* (a)	44,676	195,234
ARIAD Pharmaceuticals, Inc.* (a)	30,660	252,638
Array BioPharma, Inc.* (a)	23,340	172,016
Arrowhead Research Corp.* (a)	10,093	68,279
Atara Biotherapeutics, Inc.* (a)	1,087	45,187
Auspex Pharmaceuticals, Inc.*	1,718	172,264
Avalanche Biotechnologies, Inc.*	1,262	51,136
Bellicum Pharmaceuticals, Inc.*	1,567	36,119
BioCryst Pharmaceuticals, Inc.* (a)	12,808	115,656
BioSpecifics Technologies Corp.*	710	27,797
BioTime, Inc.*	10,140	50,396
Bluebird Bio, Inc.*	4,571	552,040
Calithera Biosciences, Inc.*	1,501	24,646
Cara Therapeutics, Inc.*	1,049	10,542
Celldex Therapeutics, Inc.* (a)	18,161	506,147
Cellular Dynamics International, Inc.*	1,890	31,053
Cepheid, Inc.* (a)	12,990	739,131
ChemoCentryx, Inc.*	5,407	40,823
Chimerix, Inc.*	5,700	214,833
Clovis Oncology, Inc.* (a)	4,640	344,427
Coherus Biosciences, Inc.*	1,140	34,861
CTI BioPharma Corp.*	26,505	47,974
Cytokinetics, Inc.*	6,697	45,406
Cytori Therapeutics, Inc.* (a)	12,909	15,233
CytRx Corp.* (a)	10,858	36,591
Dicerna Pharmaceuticals, Inc.*	694	16,677
Dyax Corp.*	25,415	425,828
Dynavax Technologies Corp.*	5,362	120,270
Eleven Biotherapeutics, Inc.*	893	7,966
Emergent Biosolutions, Inc.*	5,354	153,981
Enanta Pharmaceuticals, Inc.* (a)	2,012	61,607
Epizyme, Inc.*	2,492	46,800
Esperion Therapeutics, Inc.*	1,148	106,305
Exact Sciences Corp.* (a)	16,399	361,106
Exelixis, Inc.* (a)	37,891	97,380
FibroGen, Inc.*	1,716	53,848
Five Prime Therapeutics, Inc.*	3,355	76,662
Flexion Therapeutics, Inc.*	936	21,079
Foundation Medicine, Inc.* (a)	2,511	120,804
Galectin Therapeutics, Inc.*	3,506	11,745
Galena Biopharma, Inc.*	22,966	31,923
Genocea Biosciences, Inc.*	760	9,014
Genomic Health, Inc.* (a)	3,006	91,833
Geron Corp.* (a)	28,015	105,617
Halozyme Therapeutics, Inc.* (a)	18,974	270,949
Heron Therapeutics, Inc.*	4,563	66,392
Hyperion Therapeutics, Inc.*	2,650	121,635
Idera Pharmaceuticals, Inc.*	15,942	59,145
Immune Design Corp.*	1,061	22,398
ImmunoGen, Inc.* (a)	15,862	141,965
Immunomedics, Inc.* (a)	14,136	54,141
Infinity Pharmaceuticals, Inc.*	8,992	125,708
Inovio Pharmaceuticals, Inc.* (a)	10,623	86,684
Insmed, Inc.*	8,995	187,096
Insys Therapeutics, Inc.*	1,944	113,005
Intrexon Corp.* (a)	6,608	299,805
Invitae Corp.*	1,354	21,664
Ironwood Pharmaceuticals, Inc.*	22,109	353,744
Isis Pharmaceuticals, Inc.* (a)	21,824	1,389,534
Karyopharm Therapeutics, Inc.*	2,345	71,780
Keryx Biopharmaceuticals, Inc.* (a)	18,724	238,357
Kindred Biosciences, Inc.*	2,101	15,001
Kite Pharma, Inc.* (a)	1,768	101,978
KYTHERA Biopharmaceuticals, Inc.*	3,658	183,449
Lexicon Pharmaceuticals, Inc.* (a)	43,845	41,403
Ligand Pharmaceuticals, Inc.*	3,682	283,919
Loxo Oncology, Inc.*	353	4,395
MacroGenics, Inc.*	3,593	112,712
MannKind Corp.* (a)	42,287	219,892
Merrimack Pharmaceuticals, Inc.* (a)	17,947	213,210
MiMedx Group, Inc.* (a)	17,228	179,171
Mirati Therapeutics, Inc.*	1,396	40,931
Momenta Pharmaceuticals, Inc.*	9,439	143,473
NanoViricides, Inc.*	7,800	17,550
Navidea Biopharmaceuticals, Inc.* (a)	29,339	46,649
NeoStem, Inc.*	4,610	11,709
Neuralstem, Inc.* (a)	13,383	25,428
Neurocrine Biosciences, Inc.*	15,648	621,382
NewLink Genetics Corp.* (a)	3,613	197,667
Northwest Biotherapeutics, Inc.* (a)	6,915	50,964
Novavax, Inc.* (a)	44,632	369,107
Ohr Pharmaceutical, Inc.*	4,093	10,396
OncoMed Pharmaceuticals, Inc.*	2,460	63,419
Oncothyreon, Inc.*	15,517	25,293
Ophthotech Corp.*	2,531	117,767
Opko Health, Inc.* (a)	36,704	520,096
Orexigen Therapeutics, Inc.* (a)	22,817	178,657
Organovo Holdings, Inc.* (a)	12,162	43,053
Osiris Therapeutics, Inc.* (a)	3,693	64,923
Otonomy, Inc.*	1,313	46,428
OvaScience, Inc.*	2,845	98,807
PDL BioPharma, Inc. (a)	29,503	207,554
Peregrine Pharmaceuticals, Inc.* (a)	34,539	46,628
Portola Pharmaceuticals, Inc.*	8,527	323,685
Progenics Pharmaceuticals, Inc.*	13,460	80,491
Prothena Corp. PLC*	4,800	183,072
PTC Therapeutics, Inc.*	4,607	280,336
Puma Biotechnology, Inc.* (a)	4,563	1,077,370
Radius Health, Inc.*	1,432	58,941
Raptor Pharmaceutical Corp.* (a)	12,823	139,386
Receptos, Inc.*	4,064	670,113
Regado Biosciences, Inc.*	3,008	3,670
Regulus Therapeutics, Inc.*	2,675	45,314
Repligen Corp.*	5,841	177,333
Retrophin, Inc.*	5,091	121,980
Rigel Pharmaceuticals, Inc.*	16,634	59,383
Sage Therapeutics, Inc.*	1,119	56,207
Sangamo BioSciences, Inc.*	12,531	196,486
Sarepta Therapeutics, Inc.* (a)	7,915	105,111
Spark Therapeutics, Inc.*	1,493	109,422
Spectrum Pharmaceuticals, Inc.* (a)	12,877	78,163
Stemline Therapeutics, Inc.*	2,250	32,558
Sunesis Pharmaceuticals, Inc.*	9,629	23,591
Synageva BioPharma Corp.* (a)	4,297	419,086
Synergy Pharmaceuticals, Inc.* (a)	18,247	84,301
Synta Pharmaceuticals Corp.*	13,417	26,029
T2 Biosystems, Inc.*	855	13,270
TESARO, Inc.*	3,959	227,247
TG Therapeutics, Inc.*	5,155	79,799
Threshold Pharmaceuticals, Inc.* (a)	10,187	41,359
Tokai Pharmaceuticals, Inc.*	1,067	12,057
Ultragenyx Pharmaceutical, Inc.*	1,248	77,488
Vanda Pharmaceuticals, Inc.*	6,241	58,041
Verastem, Inc.*	4,083	41,524
Versartis, Inc.*	1,349	24,781
Vitae Pharmaceuticals, Inc.*	1,029	12,050
Vital Therapies, Inc.*	1,007	25,185
Xencor, Inc.*	2,959	45,332
XOMA Corp.*	16,323	59,416
Zafgen, Inc.*	1,368	54,186
ZIOPHARM Oncology, Inc.* (a)	16,825	181,205

		21,223,898
Health Care Equipment & Supplies 3.5%
Abaxis, Inc. (a)	4,149	265,992
ABIOMED, Inc.* (a)	7,496	536,564
Accuray, Inc.*	13,539	125,913
Analogic Corp.	2,307	209,706
AngioDynamics, Inc.*	4,343	77,262
Anika Therapeutics, Inc.* (a)	2,565	105,601
Antares Pharma, Inc.*	22,505	60,989
AtriCure, Inc.*	4,856	99,499
Atrion Corp.	270	93,288
Cantel Medical Corp.	6,213	295,117
Cardiovascular Systems, Inc.*	5,225	203,984
Cerus Corp.* (a)	17,651	73,605
CONMED Corp.	4,987	251,794
CryoLife, Inc.	5,363	55,614
Cyberonics, Inc.*	4,969	322,587
Cynosure, Inc. "A"*	4,035	123,753
Derma Sciences, Inc.*	4,404	37,302
DexCom, Inc.*	13,910	867,149
Endologix, Inc.*	11,820	201,767
Entellus Medical, Inc.*	982	21,594
Exactech, Inc.*	1,915	49,081
Genmark Diagnostics, Inc.*	7,401	96,065
Globus Medical, Inc. "A"*	12,193	307,751
Greatbatch, Inc.*	4,606	266,457
Haemonetics Corp.*	9,636	432,849
HeartWare International, Inc.*	3,151	276,563
ICU Medical, Inc.*	2,501	232,943
Inogen, Inc.*	1,014	32,438
Insulet Corp.*	10,155	338,669
Integra LifeSciences Holdings*	4,679	288,460
Invacare Corp.	5,711	110,851
K2M Group Holdings, Inc.*	1,717	37,860
LDR Holding Corp.*	2,950	108,088
Masimo Corp.*	8,429	277,988
Meridian Bioscience, Inc.	7,480	142,718
Merit Medical Systems, Inc.*	7,824	150,612
Natus Medical, Inc.*	6,000	236,820
Neogen Corp.*	6,887	321,830
Nevro Corp.*	1,520	72,854
NuVasive, Inc.*	8,638	397,262
NxStage Medical, Inc.*	11,466	198,362
Ocular Therapeutix, Inc.*	869	36,485
OraSure Technologies, Inc.*	9,901	64,753
Orthofix International NV*	3,549	127,374
Oxford Immunotec Global PLC*	2,529	35,608
PhotoMedex, Inc.*	2,495	5,015
Quidel Corp.* (a)	5,461	147,338
Rockwell Medical, Inc.* (a)	9,130	99,791
Roka Bioscience, Inc.*	1,350	4,320
RTI Surgical, Inc.*	9,247	45,680
Second Sight Medical Products, Inc.*	754	9,666
Sientra, Inc.*	1,020	19,574
Spectranetics Corp.*	7,801	271,163
STAAR Surgical Co.*	7,505	55,762
STERIS Corp. (a)	11,053	776,694
SurModics, Inc.*	2,227	57,969
Symmetry Surgical, Inc.*	1,862	13,648
Tandem Diabetes Care, Inc.*	1,616	20,394
Thoratec Corp.*	9,948	416,722
Tornier NV*	6,576	172,423
TransEnterix, Inc.*	5,576	16,338
TriVascular Technologies, Inc.*	1,445	15,158
Unilife Corp.* (a)	19,186	76,936
Utah Medical Products, Inc.	730	43,698
Vascular Solutions, Inc.*	2,995	90,808
Veracyte, Inc.*	1,264	9,202
West Pharmaceutical Services, Inc.	13,143	791,340
Wright Medical Group, Inc.*	9,387	242,185
Zeltiq Aesthetics, Inc.* (a)	5,355	165,095

		12,236,740
Health Care Providers & Services 2.6%
AAC Holdings, Inc.*	1,084	33,149
Acadia Healthcare Co., Inc.* (a)	7,959	569,864
Aceto Corp.	5,172	113,784
Addus HomeCare Corp.*	1,228	28,269
Adeptus Health, Inc. "A"*	983	49,366
Air Methods Corp.* (a)	7,322	341,132
Alliance HealthCare Services, Inc.*	990	21,958
Almost Family, Inc.*	1,622	72,520
Amedisys, Inc.*	4,989	133,605
AMN Healthcare Services, Inc.*	8,815	203,362
AmSurg Corp.*	7,889	485,331
Bio-Reference Laboratories, Inc.* (a)	4,471	157,558
BioScrip, Inc.*	11,643	51,578
BioTelemetry, Inc.*	5,136	45,454
Capital Senior Living Corp.*	5,339	138,494
Chemed Corp. (a)	3,235	386,259
Civitas Solutions, Inc.*	2,193	45,921
CorVel Corp.*	2,154	74,119
Cross Country Healthcare, Inc.*	6,050	71,753
ExamWorks Group, Inc.* (a)	6,414	266,951
Five Star Quality Care, Inc.*	8,102	35,973
Genesis Healthcare, Inc.*	4,552	32,410
Hanger, Inc.*	6,440	146,124
Healthequity, Inc.*	1,978	49,430
HealthSouth Corp.	16,418	728,302
Healthways, Inc.*	5,657	111,443
IPC Healthcare, Inc.*	3,135	146,216
Kindred Healthcare, Inc.	14,755	351,021
Landauer, Inc.	1,884	66,204
LHC Group, Inc.*	2,392	79,008
Magellan Health, Inc.*	5,100	361,182
Molina Healthcare, Inc.*	5,700	383,553
National Healthcare Corp.	1,857	118,309
National Research Corp. "A"	1,954	28,138
Owens & Minor, Inc. (a)	11,606	392,747
PharMerica Corp.*	5,722	161,303
Providence Service Corp.*	1,997	106,081
RadNet, Inc.*	6,359	53,416
Select Medical Holdings Corp.	14,305	212,143
Surgical Care Affiliates, Inc.*	2,443	83,868
Team Health Holdings, Inc.*	13,068	764,609
The Ensign Group, Inc.	4,181	195,922
Triple-S Management Corp. "B"*	4,513	89,718
Trupanion, Inc.* (a)	2,012	16,096
U.S. Physical Therapy, Inc.	2,173	103,218
Universal American Corp.*	8,204	87,619
WellCare Health Plans, Inc.*	8,175	747,686

		8,942,166
Health Care Technology 0.5%
Castlight Health, Inc. "B"*	2,519	19,547
Computer Programs & Systems, Inc. (a)	2,033	110,311
Connecture, Inc.*	1,230	12,595
HealthStream, Inc.*	3,803	95,836
HMS Holdings Corp.* (a)	16,434	253,905
Imprivata, Inc.*	1,333	18,662
MedAssets, Inc.*	11,162	210,069
Medidata Solutions, Inc.*	10,048	492,754
Merge Healthcare, Inc.*	13,434	60,050
Omnicell, Inc.*	6,695	234,995
Quality Systems, Inc.	9,097	145,370
Vocera Communications, Inc.*	4,423	43,876

		1,697,970
Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	4,416	99,360
Affymetrix, Inc.*	13,247	166,382
Albany Molecular Research, Inc.* (a)	4,630	81,488
Cambrex Corp.*	5,470	216,776
Enzo Biochem, Inc.*	6,647	19,609
Fluidigm Corp.* (a)	5,159	217,194
INC Research Holdings, Inc. "A"*	1,748	57,212
Luminex Corp.*	6,756	108,096
NanoString Technologies, Inc.*	1,956	19,932
Pacific Biosciences of California, Inc.*	10,985	64,152
PAREXEL International Corp.*	10,588	730,466
PRA Health Sciences, Inc.*	3,685	106,276
Sequenom, Inc.* (a)	22,778	89,973

		1,976,916
Pharmaceuticals 1.9%
AcelRx Pharmaceuticals, Inc.* (a)	4,914	18,968
Achaogen, Inc.*	1,343	13,108
Aerie Pharmaceuticals, Inc.*	2,045	64,090
Akorn, Inc.* (a)	11,560	549,216
Alimera Sciences, Inc.*	5,299	26,548
Amphastar Pharmaceuticals, Inc.*	2,048	30,638
Ampio Pharmaceuticals, Inc.* (a)	7,774	58,538
ANI Pharmaceuticals, Inc.*	1,338	83,692
Aratana Therapeutics, Inc.*	5,044	80,754
Bio-Path Holdings, Inc.*	14,277	25,699
BioDelivery Sciences International, Inc.* (a)	7,447	78,194
Catalent, Inc.*	9,007	280,568
Cempra, Inc.*	5,546	190,283
Corcept Therapeutics, Inc.*	10,604	59,382
DepoMed, Inc.*	10,679	239,316
Dermira, Inc.*	1,402	21,521
Egalet Corp.*	772	9,982
Endocyte, Inc.* (a)	7,333	45,905
Flex Pharma, Inc.*	1,001	19,550
Horizon Pharma PLC*	11,982	311,173
IGI Laboratories, Inc.* (a)	5,617	45,835
Impax Laboratories, Inc.*	12,943	606,638
Intersect ENT, Inc.*	957	24,719
Intra-Cellular Therapies, Inc.*	3,326	79,425
Lannett Co., Inc.*	4,799	324,940
Medicines Co.*	12,171	341,031
Nektar Therapeutics* (a)	23,760	261,360
Omeros Corp.* (a)	6,234	137,335
Pacira Pharmaceuticals, Inc.*	6,613	587,565
Pain Therapeutics, Inc.*	7,403	13,992
Pernix Therapeutics Holdings, Inc.*	6,472	69,186
Phibro Animal Health Corp. "A"	2,518	89,162
POZEN, Inc.*	5,177	39,966
Prestige Brands Holdings, Inc.*	9,645	413,674
Relypsa, Inc.*	3,827	138,040
Repros Therapeutics, Inc.*	4,558	39,153
Revance Therapeutics, Inc.*	1,819	37,708
Sagent Pharmaceuticals, Inc.*	3,892	90,489
Sciclone Pharmaceuticals, Inc.*	9,912	87,820
Sucampo Pharmaceuticals, Inc. "A"* (a)	3,468	53,962
Supernus Pharmaceuticals, Inc.*	5,699	68,901
Tetraphase Pharmaceuticals, Inc.*	5,686	208,335
TherapeuticsMD, Inc.* (a)	19,379	117,243
Theravance Biopharma, Inc.* (a)	4,578	79,428
Theravance, Inc. (a)	14,831	233,143
VIVUS, Inc.* (a)	17,499	43,048
XenoPort, Inc.*	10,279	73,186
Zogenix, Inc.*	23,907	32,753
ZS Pharma, Inc.*	1,221	51,380

		6,596,542
Industrials 13.2%
Aerospace & Defense 1.6%
AAR Corp.	7,180	220,426
Aerovironment, Inc.*	3,693	97,901
American Science & Engineering, Inc.	1,330	64,984
Astronics Corp.*	3,471	255,813
Cubic Corp.	3,726	192,895
Curtiss-Wright Corp.	8,993	664,942
DigitalGlobe, Inc.*	13,844	471,665
Ducommun, Inc.*	2,110	54,649
Engility Holdings, Inc.	3,189	95,798
Erickson, Inc.* (a)	1,178	5,089
Esterline Technologies Corp.*	5,932	678,739
GenCorp, Inc.* (a)	11,027	255,716
HEICO Corp.	12,307	751,589
Kratos Defense & Security Solutions, Inc.*	8,744	48,354
LMI Aerospace, Inc.*	2,178	26,593
Moog, Inc. "A"*	7,709	578,561
National Presto Industries, Inc. (a)	939	59,523
SIFCO Industries, Inc.	492	10,721
Sparton Corp.*	1,924	47,138
Taser International, Inc.* (a)	9,913	239,002
Teledyne Technologies, Inc.*	6,546	698,655
The Keyw Holding Corp.* (a)	6,335	52,137

		5,570,890
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	9,004	83,017
Atlas Air Worldwide Holdings, Inc.*	4,614	198,495
Echo Global Logistics, Inc.*	4,246	115,746
Forward Air Corp.	5,830	316,569
Hub Group, Inc. "A"*	6,686	262,693
Park-Ohio Holdings Corp.	1,557	82,007
UTi Worldwide, Inc.* (a)	16,600	204,180
XPO Logistics, Inc.* (a)	9,858	448,243

		1,710,950
Airlines 0.6%
Allegiant Travel Co.	2,551	490,532
Hawaiian Holdings, Inc.*	8,413	185,296
JetBlue Airways Corp.* (a)	46,430	893,777
Republic Airways Holdings, Inc.*	8,990	123,613
SkyWest, Inc.	9,223	134,748
Virgin America, Inc.*	2,884	87,674

		1,915,640
Building Products 0.8%
AAON, Inc.	7,799	191,309
Advanced Drainage Systems, Inc.	2,962	88,682
American Woodmark Corp.*	2,394	131,024
Apogee Enterprises, Inc.	5,398	233,194
Builders FirstSource, Inc.*	8,839	58,956
Continental Building Products, Inc.*	2,280	51,505
Gibraltar Industries, Inc.*	5,403	88,663
Griffon Corp.	6,851	119,413
Insteel Industries, Inc.	3,512	75,965
Masonite International Corp.*	5,408	363,742
NCI Building Systems, Inc.*	4,866	84,084
Norcraft Companies, Inc.*	1,447	37,000
Nortek, Inc.*	1,658	146,318
Patrick Industries, Inc.*	1,585	98,698
PGT, Inc.*	9,190	102,698
Ply Gem Holdings, Inc.*	4,156	54,028
Quanex Building Products Corp.	6,867	135,555
Simpson Manufacturing Co., Inc.	7,491	279,939
Trex Co., Inc.*	6,226	339,504
Universal Forest Products, Inc.	3,805	211,101

		2,891,378
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	10,388	330,962
Acco Brands Corp.*	21,110	175,424
ARC Document Solutions, Inc.*	6,959	64,232
Brady Corp. "A"	8,762	247,877
Casella Waste Systems, Inc. "A"*	7,335	40,342
CECO Environmental Corp.	4,093	43,427
Cenveo, Inc.*	10,795	23,101
Civeo Corp.	17,105	43,447
Deluxe Corp.	9,361	648,530
Ennis, Inc.	4,996	70,543
G&K Services, Inc. "A"	3,677	266,693
Gerber Scientific, Inc.*	6,939	0
Healthcare Services Group, Inc. (a)	13,103	420,999
Heritage-Crystal Clean, Inc.*	1,841	21,540
Herman Miller, Inc.	10,943	303,778
HNI Corp.	8,341	460,173
Innerworkings, Inc.*	6,828	45,884
Interface, Inc.	12,501	259,771
Kimball International, Inc. "B"	6,646	69,650
Knoll, Inc.	8,884	208,152
Matthews International Corp. "A"	5,527	284,696
McGrath RentCorp.	4,804	158,100
Mobile Mini, Inc.	8,531	363,762
MSA Safety, Inc.	5,500	274,340
Multi-Color Corp.	2,268	157,240
NL Industries, Inc.*	1,487	11,524
Performant Financial Corp.*	5,793	19,696
Quad Graphics, Inc.	4,898	112,556
Quest Resource Holding Corp.*	2,476	3,120
SP Plus Corp.*	2,558	55,892
Steelcase, Inc. "A"	15,346	290,653
Team, Inc.*	3,742	145,863
Tetra Tech, Inc.	12,155	291,963
The Brink's Co.	8,798	243,089
U.S. Ecology, Inc. (a)	3,960	197,881
UniFirst Corp.	2,710	318,940
United Stationers, Inc. (a)	7,218	295,866
Viad Corp.	3,671	102,127
West Corp.	7,163	241,608

		7,313,441
Construction & Engineering 0.7%
Aegion Corp.*	6,868	123,967
Ameresco, Inc. "A"*	4,004	29,630
Argan, Inc.	2,434	88,038
Comfort Systems U.S.A., Inc.	6,873	144,608
Dycom Industries, Inc.*	6,290	307,203
EMCOR Group, Inc.	11,680	542,769
Furmanite Corp.*	7,367	58,126
Granite Construction, Inc.	7,222	253,781
Great Lakes Dredge & Dock Co.*	10,493	63,063
Layne Christensen Co.* (a)	3,824	19,158
MasTec, Inc.*	12,186	235,190
MYR Group, Inc.*	3,740	117,212
Northwest Pipe Co.*	1,848	42,412
Orion Marine Group, Inc.*	5,326	47,188
Primoris Services Corp.	6,802	116,926
Sterling Construction Co., Inc.*	3,588	16,218
Tutor Perini Corp.*	6,800	158,780

		2,364,269
Electrical Equipment 0.9%
AZZ, Inc.	4,796	223,446
Capstone Turbine Corp.* (a)	63,983	41,589
Encore Wire Corp.	3,655	138,451
EnerSys	8,184	525,740
Enphase Energy, Inc.* (a)	3,563	46,996
Franklin Electric Co., Inc.	8,924	340,361
FuelCell Energy, Inc.* (a)	42,108	52,635
Generac Holdings, Inc.* (a)	12,728	619,726
General Cable Corp. (a)	8,837	152,262
Global Power Equipment Group, Inc.	3,325	43,890
GrafTech International Ltd.*	20,492	79,714
LSI Industries, Inc.	4,146	33,790
Plug Power, Inc.* (a)	29,466	76,317
Polypore International, Inc.*	8,342	491,344
Powell Industries, Inc.	1,803	60,887
Power Solutions International, Inc.*	873	56,125
PowerSecure International, Inc.*	4,222	55,562
Preformed Line Products Co.	538	22,666
Revolution Lighting Technologies, Inc.*	5,894	6,542
TCP International Holdings Ltd.*	1,401	2,578
Thermon Group Holdings, Inc.*	5,646	135,899
Vicor Corp.*	3,198	48,610

		3,255,130
Industrial Conglomerates 0.0%
Raven Industries, Inc.	6,660	136,264
Machinery 2.9%
Accuride Corp.*	7,320	34,111
Actuant Corp. "A"	11,898	282,459
Alamo Group, Inc.	1,195	75,440
Albany International Corp. "A"	5,185	206,104
Altra Industrial Motion Corp.	4,856	134,220
American Railcar Industries, Inc. (a)	1,659	82,502
ARC Group Worldwide, Inc.*	597	3,188
Astec Industries, Inc.	3,438	147,422
Barnes Group, Inc.	10,198	412,917
Blount International, Inc.*	8,984	115,714
Briggs & Stratton Corp.	8,640	177,466
Chart Industries, Inc.*	5,627	197,367
CIRCOR International, Inc.	3,257	178,158
CLARCOR, Inc.	9,465	625,258
Columbus McKinnon Corp.	3,529	95,071
Commercial Vehicle Group, Inc.*	5,156	33,205
Douglas Dynamics, Inc.	3,865	88,277
Dynamic Materials Corp.	2,690	34,351
Energy Recovery, Inc.*	7,497	19,417
EnPro Industries, Inc.	4,223	278,507
ESCO Technologies, Inc.	4,896	190,846
Federal Signal Corp.	11,426	180,417
FreightCar America, Inc.	2,326	73,106
Global Brass & Copper Holdings, Inc.	4,160	64,272
Gorman-Rupp Co.	3,381	101,261
Graham Corp.	1,988	47,652
Greenbrier Companies, Inc. (a)	5,161	299,338
Harsco Corp.	14,569	251,461
Hillenbrand, Inc.	11,699	361,148
Hurco Companies, Inc.	1,216	40,043
Hyster-Yale Materials Handling, Inc.	1,879	137,712
John Bean Technologies Corp.	5,395	192,709
Kadant, Inc.	2,148	113,006
L.B. Foster Co. "A"	1,832	86,983
Lindsay Corp. (a)	2,308	175,985
Lydall, Inc.*	2,976	94,399
Manitex International, Inc.*	2,619	25,483
Meritor, Inc.*	18,395	231,961
Miller Industries, Inc.	2,128	52,136
Mueller Industries, Inc.	10,331	373,259
Mueller Water Products, Inc. "A"	29,666	292,210
NN, Inc.	3,454	86,626
Omega Flex, Inc.	496	12,474
Proto Labs, Inc.* (a)	4,184	292,880
RBC Bearings, Inc.	4,319	330,576
Rexnord Corp.*	14,136	377,290
Standex International Corp.	2,365	194,238
Sun Hydraulics Corp.	4,002	165,523
Tennant Co.	3,460	226,180
The ExOne Co.* (a)	1,931	26,358
Titan International, Inc. (a)	8,576	80,271
TriMas Corp.*	8,386	258,205
Twin Disc, Inc. (a)	1,624	28,696
Wabash National Corp.* (a)	12,684	178,844
Watts Water Technologies, Inc. "A"	5,338	293,750
Woodward, Inc.	12,364	630,688
Xerium Technologies, Inc.*	2,169	35,181

		9,824,321
Marine 0.2%
Baltic Trading Ltd. (a)	9,583	14,279
International Shipholding Corp.	1,157	14,011
Knightsbridge Shipping Ltd. (a)	12,875	64,375
Matson, Inc.	7,956	335,425
Navios Maritime Holdings, Inc. (a)	15,444	64,556
Safe Bulkers, Inc. (a)	7,578	27,205
Scorpio Bulkers, Inc.*	26,046	61,729
Ultrapetrol Bahamas Ltd.*	4,216	6,113

		587,693
Professional Services 1.4%
Acacia Research Corp. (a)	9,158	97,991
Barrett Business Services, Inc.	1,370	58,691
CBIZ, Inc.* (a)	8,090	75,480
CDI Corp.	2,751	38,651
Corporate Executive Board Co.	6,285	501,920
CRA International, Inc.*	1,907	59,346
Exponent, Inc.	2,382	211,760
Franklin Covey Co.*	2,133	41,082
FTI Consulting, Inc.*	7,625	285,632
GP Strategies Corp.*	2,464	91,168
Heidrick & Struggles International, Inc.	3,547	87,185
Hill International, Inc.*	4,410	15,832
Huron Consulting Group, Inc.*	4,391	290,465
ICF International, Inc.*	3,649	149,062
Insperity, Inc.	4,135	216,219
Kelly Services, Inc. "A"	5,359	93,461
Kforce, Inc.	4,397	98,097
Korn/Ferry International	9,271	304,738
Mistras Group, Inc.*	3,217	61,959
Navigant Consulting, Inc.*	8,952	116,018
On Assignment, Inc.*	9,556	366,664
Paylocity Holding Corp.*	1,631	46,712
Pendrell Corp.*	32,569	42,340
Resources Connection, Inc.	6,962	121,835
RPX Corp.*	9,645	138,791
The Advisory Board Co.*	7,777	414,359
TriNet Group, Inc.*	2,777	97,834
TrueBlue, Inc.*	7,473	181,967
VSE Corp.	790	64,685
WageWorks, Inc.*	6,441	343,498

		4,713,442
Road & Rail 0.7%
ArcBest Corp.	4,838	183,312
Celadon Group, Inc.	3,669	99,870
Heartland Express, Inc.	10,257	243,706
Knight Transportation, Inc.	11,229	362,135
Marten Transport Ltd.	4,221	97,927
P.A.M. Transportation Services, Inc.*	624	35,736
Patriot Transportation Holding, Inc.*	427	10,662
Quality Distribution, Inc.*	5,327	55,028
Roadrunner Transportation Systems, Inc.*	5,008	126,552
Saia, Inc.*	4,541	201,166
Swift Transportation Co.*	16,024	416,945
Universal Truckload Services, Inc.	1,276	32,130
USA Truck, Inc.*	1,217	33,699
Werner Enterprises, Inc.	8,383	263,310
YRC Worldwide, Inc.*	5,683	102,067

		2,264,245
Trading Companies & Distributors 0.8%
Aircastle Ltd.	11,995	269,408
Applied Industrial Technologies, Inc. (a)	7,858	356,282
Beacon Roofing Supply, Inc.* (a)	9,269	290,120
CAI International, Inc.*	2,801	68,820
DXP Enterprises, Inc.*	2,284	100,701
General Finance Corp.*	2,151	17,359
H&E Equipment Services, Inc.	5,764	144,042
Houston Wire & Cable Co.	3,424	33,315
Kaman Corp.	5,087	215,841
Neff Corp. "A"*	2,041	21,512
Rush Enterprises, Inc. "A"*	6,438	176,144
Stock Building Supply Holdings, Inc.*	2,835	51,200
TAL International Group, Inc. (a)	6,319	257,373
Textainer Group Holdings Ltd.	3,931	117,891
Titan Machinery, Inc.*	3,337	44,549
Watsco, Inc.	4,888	614,422

		2,778,979
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.*	9,462	144,958
Information Technology 17.5%
Communications Equipment 1.5%
ADTRAN, Inc.	10,269	191,722
Aerohive Networks, Inc.*	1,864	8,313
Alliance Fiber Optic Products, Inc.	2,451	42,696
Applied Optoelectronics, Inc.*	2,876	39,919
Aruba Networks, Inc.*	19,602	480,053
Bel Fuse, Inc. "B"	1,950	37,109
Black Box Corp.	3,028	63,376
CalAmp Corp.*	6,533	105,769
Calix, Inc.*	7,274	61,029
Ciena Corp.* (a)	19,548	377,472
Clearfield, Inc.*	2,218	32,871
Comtech Telecommunications Corp.	2,694	77,991
Digi International, Inc.*	4,770	47,605
Emulex Corp.*	12,480	99,466
Extreme Networks, Inc.*	18,845	59,550
Finisar Corp.* (a)	19,116	407,936
Harmonic, Inc.*	16,630	123,228
Infinera Corp.* (a)	22,884	450,128
InterDigital, Inc. (a)	6,900	350,106
Ixia*	10,356	125,618
KVH Industries, Inc.*	3,199	48,369
NETGEAR, Inc.*	6,461	212,438
NumereX Corp. "A"*	2,771	31,589
Oclaro, Inc.* (a)	18,214	36,064
ParkerVision, Inc.* (a)	19,677	16,332
Plantronics, Inc.	7,817	413,910
Polycom, Inc.*	25,451	341,043
Procera Networks, Inc.*	4,029	37,832
Ruckus Wireless, Inc.*	11,834	152,304
ShoreTel, Inc.*	10,971	74,822
Sonus Networks, Inc.*	9,086	71,598
TESSCO Technologies, Inc.	1,122	27,669
Ubiquiti Networks, Inc. (a)	5,514	162,939
ViaSat, Inc.* (a)	7,748	461,858

		5,270,724
Electronic Equipment, Instruments & Components 2.6%
Agilysys, Inc.*	2,773	27,286
Anixter International, Inc.*	5,063	385,446
Badger Meter, Inc.	2,651	158,901
Belden, Inc.	8,086	756,526
Benchmark Electronics, Inc.*	10,118	243,136
Checkpoint Systems, Inc.	7,456	80,674
Cognex Corp.*	16,037	795,275
Coherent, Inc.*	4,624	300,375
Control4 Corp.* (a)	2,225	26,655
CTS Corp.	5,897	106,087
CUI Global, Inc.*	4,014	23,522
Daktronics, Inc.	6,599	71,335
DTS, Inc.*	2,984	101,665
Electro Rent Corp.	3,196	36,243
Electro Scientific Industries, Inc.	4,754	29,380
Fabrinet*	6,290	119,447
FARO Technologies, Inc.*	3,269	203,103
FEI Co.	7,835	598,124
GSI Group, Inc.*	5,350	71,262
II-VI, Inc.*	9,578	176,810
Insight Enterprises, Inc.*	7,601	216,780
InvenSense, Inc.* (a)	13,249	201,517
Itron, Inc.*	7,324	267,399
KEMET Corp.*	8,719	36,097
Kimball Electronics, Inc.*	4,984	70,474
Littelfuse, Inc.	4,209	418,332
Maxwell Technologies, Inc.* (a)	5,735	46,224
Mercury Systems, Inc.*	5,720	88,946
Mesa Laboratories, Inc.	543	39,205
Methode Electronics, Inc.	7,063	332,243
MTS Systems Corp.	2,744	207,584
Multi-Fineline Electronix, Inc.*	1,850	33,799
Newport Corp.*	7,553	143,960
OSI Systems, Inc.*	3,710	275,505
Park Electrochemical Corp.	4,037	87,038
PC Connection, Inc.	1,942	50,667
Plexus Corp.*	6,240	254,405
RealD, Inc.*	7,754	99,174
Rofin-Sinar Technologies, Inc.*	5,140	124,542
Rogers Corp.*	3,345	274,992
Sanmina Corp.*	15,177	367,132
ScanSource, Inc.*	5,225	212,396
Speed Commerce, Inc.*	9,156	5,848
SYNNEX Corp.	5,360	414,060
TTM Technologies, Inc.*	10,487	94,488
Universal Display Corp.* (a)	7,436	347,633
Viasystems Group, Inc.*	1,008	17,630
Vishay Precision Group, Inc.*	2,557	40,733

		9,080,055
Internet Software & Services 2.3%
Actua Corp.*	7,726	119,676
Amber Road, Inc.*	1,738	16,076
Angie's List, Inc.*	8,406	49,343
Bankrate, Inc.*	12,264	139,074
Bazaarvoice, Inc.*	9,731	54,980
Benefitfocus, Inc.* (a)	926	34,068
Blucora, Inc.*	7,532	102,887
Borderfree, Inc.*	1,165	7,002
Box, Inc.*	2,318	43,254
Brightcove, Inc.*	6,255	45,849
Carbonite, Inc.*	3,452	49,364
Care.com, Inc.*	1,281	9,710
ChannelAdvisor Corp.*	4,029	39,041
Cimpress NV* (a)	6,156	519,443
comScore, Inc.*	6,448	330,138
Constant Contact, Inc.*	5,728	218,867
Cornerstone OnDemand, Inc.* (a)	9,729	281,071
Coupons.com, Inc.* (a)	2,348	27,566
Cvent, Inc.*	3,139	88,018
Dealertrack Technologies, Inc.*	9,912	381,810
Demand Media, Inc.*	1,699	9,718
Demandware, Inc.* (a)	5,623	342,441
Dice Holdings, Inc.*	7,494	66,846
EarthLink Holdings Corp.	19,615	87,091
Endurance International Group Holdings, Inc.*	5,331	101,609
Envestnet, Inc.*	6,238	349,827
Everyday Health, Inc.*	1,473	18,943
Five9, Inc.*	2,377	13,216
Global Sources Ltd.*	3,457	20,258
Gogo, Inc.* (a)	10,299	196,299
GrubHub, Inc.*	1,739	78,933
GTT Communications, Inc.*	2,743	51,788
Hortonworks, Inc.*	1,333	31,859
Internap Corp.*	9,473	96,909
Intralinks Holdings, Inc.*	7,523	77,788
j2 Global, Inc. (a)	8,877	583,041
Limelight Networks, Inc.*	11,750	42,652
Liquidity Services, Inc.*	4,070	40,212
LivePerson, Inc.*	9,936	101,695
LogMeIn, Inc.*	4,478	250,723
Marchex, Inc. "B"	6,394	26,088
Marin Software, Inc.*	5,130	32,268
Marketo, Inc.*	4,704	120,516
Millennial Media, Inc.* (a)	14,672	21,274
Monster Worldwide, Inc.*	17,716	112,319
New Relic, Inc.*	1,066	34,954
NIC, Inc.	12,205	215,662
OPOWER, Inc.*	1,514	15,337
Perficient, Inc.*	6,146	127,161
Q2 Holdings, Inc.*	1,927	40,737
QuinStreet, Inc.*	6,769	40,276
RealNetworks, Inc.*	4,458	30,002
Reis, Inc.	1,657	42,485
RetailMeNot, Inc.*	5,993	107,934
Rightside Group Ltd.*	1,699	17,245
Rocket Fuel, Inc.* (a)	3,571	32,853
SciQuest, Inc.*	5,297	89,678
Shutterstock, Inc.* (a)	2,757	189,323
SPS Commerce, Inc.*	2,928	196,469
Stamps.com, Inc.*	2,532	170,378
TechTarget, Inc.*	3,233	37,276
Textura Corp.* (a)	3,249	88,308
Travelzoo, Inc.*	1,394	13,438
Tremor Video, Inc.*	6,913	16,176
TrueCar, Inc.* (a)	1,517	27,078
Unwired Planet, Inc.*	18,670	10,676
Web.com Group, Inc.*	9,589	181,712
WebMD Health Corp.*	7,204	315,787
Wix.com Ltd.*	2,699	51,713
XO Group, Inc.*	4,792	84,675
Xoom Corp.* (a)	5,405	79,399
YuMe, Inc.*	3,539	18,367

		7,706,649
IT Services 2.4%
Acxiom Corp.*	14,260	263,667
Blackhawk Network Holdings, Inc.* (a)	9,872	353,121
CACI International, Inc. "A"*	4,338	390,073
Cardtronics, Inc.*	8,310	312,456
Cass Information Systems, Inc.	2,062	115,761
CIBER, Inc.*	15,290	62,995
Computer Task Group, Inc.	2,934	21,448
Convergys Corp.	18,871	431,580
CSG Systems International, Inc.	6,277	190,758
Datalink Corp.*	3,701	44,560
EPAM Systems, Inc.*	6,665	408,498
Euronet Worldwide, Inc.*	9,475	556,656
EVERTEC, Inc.	12,109	264,703
Exlservice Holdings, Inc.*	6,033	224,428
Forrester Research, Inc.	2,128	78,268
Global Cash Access Holdings, Inc.*	11,327	86,312
Heartland Payment Systems, Inc.	6,732	315,394
Higher One Holdings, Inc.*	6,225	15,064
iGATE Corp.*	6,795	289,875
Information Services Group, Inc.	6,354	25,352
Lionbridge Technologies, Inc.*	10,703	61,221
Luxoft Holding, Inc.*	1,526	78,955
ManTech International Corp. "A"	4,308	146,214
MAXIMUS, Inc.	12,630	843,179
Moduslink Global Solutions, Inc.*	7,578	29,175
MoneyGram International, Inc.*	5,680	49,075
NeuStar, Inc. "A"* (a)	10,378	255,506
PRGX Global, Inc.*	5,691	22,878
Science Applications International Corp.	7,466	383,379
ServiceSource International, Inc.*	13,324	41,304
Sykes Enterprises, Inc.*	7,255	180,287
Syntel, Inc.*	5,839	302,051
TeleTech Holdings, Inc.	3,414	86,886
The Hackett Group, Inc.	4,839	43,261
Unisys Corp.*	9,618	223,234
Virtusa Corp.*	4,705	194,693
WEX, Inc.*	7,213	774,388

		8,166,655
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.*	7,530	193,220
Alpha & Omega Semiconductor Ltd.*	4,209	37,502
Ambarella, Inc.* (a)	5,357	405,578
Amkor Technology, Inc.*	15,163	133,965
Applied Micro Circuits Corp.* (a)	13,695	69,844
Audience, Inc.*	2,729	12,390
Axcelis Technologies, Inc.*	22,127	52,662
Brooks Automation, Inc.	12,191	141,781
Cabot Microelectronics Corp.*	4,410	220,368
Cascade Microtech, Inc.*	2,486	33,760
Cavium, Inc.*	9,900	701,118
CEVA, Inc.*	4,090	87,199
Cirrus Logic, Inc.* (a)	11,389	378,798
Cohu, Inc.	5,017	54,886
Cypress Semiconductor Corp.	56,866	802,379
Diodes, Inc.*	6,749	192,751
DSP Group, Inc.*	4,315	51,694
Entegris, Inc.*	25,831	353,626
Entropic Communications, Inc.*	17,382	51,451
Exar Corp.*	7,632	76,702
Fairchild Semiconductor International, Inc.*	21,715	394,779
FormFactor, Inc.*	9,508	84,336
Inphi Corp.*	5,630	100,383
Integrated Device Technology, Inc.*	24,708	494,654
Integrated Silicon Solution, Inc.	5,243	93,797
Intersil Corp. "A"	23,687	339,198
IXYS Corp.	4,666	57,485
Kopin Corp.*	12,627	44,447
Lattice Semiconductor Corp.*	21,426	135,841
MA-COM Technology Solutions Holdings, Inc.*	2,340	87,188
MaxLinear, Inc. "A"*	5,421	44,073
Micrel, Inc.	8,017	120,896
Microsemi Corp.*	17,567	621,872
MKS Instruments, Inc.	9,781	330,696
Monolithic Power Systems, Inc.	7,141	375,974
Nanometrics, Inc.*	4,116	69,231
NVE Corp.	927	63,889
OmniVision Technologies, Inc.*	10,445	275,435
PDF Solutions, Inc.*	5,362	96,087
Pericom Semiconductor Corp.	4,408	68,192
Photronics, Inc.*	11,020	93,670
PMC-Sierra, Inc.*	33,389	309,850
Power Integrations, Inc.	5,583	290,763
Qorvo, Inc.*	26,673	2,125,838
QuickLogic Corp.* (a)	10,734	20,717
Rambus, Inc.*	21,432	269,507
Rubicon Technology, Inc.* (a)	5,092	20,062
Rudolph Technologies, Inc.*	5,643	62,186
Semtech Corp.*	12,492	332,849
Silicon Laboratories, Inc.*	8,162	414,385
Synaptics, Inc.* (a)	6,646	540,353
Tessera Technologies, Inc.	9,999	402,760
Ultra Clean Holdings, Inc.*	5,730	40,969
Ultratech, Inc.*	4,953	85,885
Veeco Instruments, Inc.*	7,291	222,740
Vitesse Semiconductor Corp.*	10,829	57,502
Xcerra Corp.*	10,225	90,900

		13,331,063
Software 4.4%
A10 Networks, Inc.*	2,477	10,725
ACI Worldwide, Inc.*	21,073	456,441
Advent Software, Inc.	9,463	417,413
American Software, Inc. "A"	4,688	47,911
Aspen Technology, Inc.*	16,965	652,983
AVG Technologies NV*	6,320	136,828
Barracuda Networks, Inc.*	1,544	59,398
Blackbaud, Inc.	8,563	405,715
Bottomline Technologies de, Inc.*	7,261	198,734
BroadSoft, Inc.*	5,267	176,234
Callidus Software*	9,930	125,912
CommVault Systems, Inc.*	8,770	383,249
Comverse, Inc.*	4,362	85,931
Covisint Corp.*	7,417	15,057
Cyan, Inc.*	5,352	21,354
Digimarc Corp.	1,234	27,086
Ebix, Inc. (a)	5,495	166,938
Ellie Mae, Inc.*	5,159	285,344
EnerNOC, Inc.*	5,196	59,234
EPIQ Systems, Inc.	5,429	97,342
ePlus, Inc.*	1,015	88,234
Fair Isaac Corp.	5,982	530,723
FleetMatics Group PLC* (a)	6,867	307,985
Gigamon, Inc.*	4,086	86,787
Globant SA*	1,319	27,778
Glu Mobile, Inc.* (a)	17,501	87,680
Guidance Software, Inc.*	3,374	18,253
Guidewire Software, Inc.*	12,619	663,886
HubSpot, Inc.*	1,077	42,972
Imperva, Inc.*	4,768	203,594
Infoblox, Inc.*	10,508	250,826
Interactive Intelligence Group*	3,070	126,423
Jive Software, Inc.*	8,288	42,517
Kofax Ltd.*	13,014	142,503
Manhattan Associates, Inc.*	14,075	712,336
Mavenir Systems, Inc.*	1,851	32,837
Mentor Graphics Corp.	17,821	428,239
MicroStrategy, Inc. "A"*	1,687	285,424
MobileIron, Inc.*	2,628	24,335
Model N, Inc.*	3,754	44,898
Monotype Imaging Holdings, Inc.	7,181	234,388
NetScout Systems, Inc.* (a)	6,882	301,776
Park City Group, Inc.* (a)	1,860	25,631
Paycom Software, Inc.*	1,270	40,716
Pegasystems, Inc.	6,434	139,940
Progress Software Corp.*	9,508	258,332
Proofpoint, Inc.*	7,231	428,220
PROS Holdings, Inc.*	4,477	110,627
QAD, Inc. "A"	1,213	29,355
Qlik Technologies, Inc.*	16,665	518,781
Qualys, Inc.*	3,664	170,303
Rally Software Development Corp.*	4,840	75,940
RealPage, Inc.*	9,678	194,915
Rosetta Stone, Inc.*	4,138	31,490
Rubicon Project, Inc.*	1,540	27,597
Sapiens International Corp.*	4,779	39,188
Seachange International, Inc.*	6,507	51,080
Silver Spring Networks, Inc.* (a)	6,814	60,917
SS&C Technologies Holdings, Inc.	12,670	789,341
Synchronoss Technologies, Inc.*	6,592	312,856
Take-Two Interactive Software, Inc.*	15,397	391,931
Tangoe, Inc.* (a)	6,819	94,102
TeleCommunication Systems, Inc. "A"*	9,403	36,013
TeleNav, Inc.*	5,303	42,000
TiVo, Inc.*	18,581	197,144
TubeMogul, Inc.*	800	11,056
Tyler Technologies, Inc.*	6,132	739,090
Ultimate Software Group, Inc.*	5,283	897,872
Varonis Systems, Inc.*	1,037	26,609
VASCO Data Security International, Inc.* (a)	5,667	122,067
Verint Systems, Inc.*	11,204	693,864
Virnetx Holding Corp.* (a)	8,276	50,401
Vringo, Inc.* (a)	14,206	9,240
Workiva, Inc.*	1,335	18,850
Yodlee, Inc.*	1,223	16,462
Zendesk, Inc.*	2,212	50,190
Zix Corp.*	11,797	46,362

		15,262,705
Technology Hardware, Storage & Peripherals 0.4%
Cray, Inc.*	7,549	211,976
Dot Hill Systems Corp.*	11,673	61,867
Eastman Kodak Co.*	3,434	65,212
Electronics for Imaging, Inc.*	8,546	356,795
Immersion Corp.*	5,488	50,380
Intevac, Inc.*	4,652	28,563
Nimble Storage, Inc.* (a)	1,802	40,203
QLogic Corp.*	16,267	239,775
Quantum Corp.*	42,116	67,386
Silicon Graphics International Corp.* (a)	6,646	57,754
Super Micro Computer, Inc.*	6,439	213,839
Violin Memory, Inc.* (a)	13,320	50,216

		1,443,966
Materials 4.3%
Chemicals 2.1%
A. Schulman, Inc.	5,310	255,942
American Vanguard Corp.	5,594	59,408
Axiall Corp.	12,994	609,938
Balchem Corp.	5,556	307,691
Calgon Carbon Corp.	9,900	208,593
Chase Corp.	1,320	57,724
Chemtura Corp.* (a)	13,457	367,241
Ferro Corp.*	12,863	161,431
Flotek Industries, Inc.* (a)	9,863	145,381
FutureFuel Corp.	4,315	44,315
H.B. Fuller Co.	9,440	404,693
Hawkins, Inc.	2,060	78,259
Innophos Holdings, Inc.	4,082	230,061
Innospec, Inc.	4,479	207,781
Intrepid Potash, Inc.*	10,126	116,955
KMG Chemicals, Inc.	1,868	49,932
Koppers Holdings, Inc.	3,495	68,782
Kraton Performance Polymers, Inc.*	5,822	117,663
Kronos Worldwide, Inc.	4,070	51,485
LSB Industries, Inc.*	3,467	143,291
Marrone Bio Innovations, Inc.*	2,201	8,518
Minerals Technologies, Inc.	6,402	467,986
Olin Corp. (a)	14,853	475,890
OM Group, Inc.	5,923	177,868
Omnova Solutions, Inc.*	9,210	78,561
PolyOne Corp.	16,505	616,462
Quaker Chemical Corp.	2,452	209,989
Rentech, Inc.*	44,243	49,552
Senomyx, Inc.*	8,273	36,484
Sensient Technologies Corp.	9,173	631,836
Stepan Co.	3,513	146,352
Trecora Resources*	3,844	46,897
Tredegar Corp.	4,473	89,952
Trinseo SA*	2,255	44,649
Tronox Ltd. "A"	11,397	231,701
Zep, Inc.	3,923	66,809

		7,066,072
Construction Materials 0.1%
Headwaters, Inc.*	13,629	249,956
U.S. Concrete, Inc.*	2,762	93,577
United States Lime & Minerals, Inc.	377	24,316

		367,849
Containers & Packaging 0.5%
AEP Industries, Inc.*	840	46,234
Berry Plastics Group, Inc.*	16,702	604,445
Graphic Packaging Holding Co.	61,173	889,456
Myers Industries, Inc.	4,817	84,442
UFP Technologies, Inc.*	1,182	26,926

		1,651,503
Metals & Mining 0.9%
A.M. Castle & Co.*	3,669	13,392
AK Steel Holding Corp.* (a)	33,169	148,265
Ampco-Pittsburgh Corp.	1,668	29,123
Century Aluminum Co.*	9,488	130,934
Coeur Mining, Inc.* (a)	18,606	87,634
Commercial Metals Co. (a)	21,680	350,999
Globe Specialty Metals, Inc.	11,687	221,118
Gold Resource Corp.	7,456	23,785
Handy & Harman Ltd.*	832	34,162
Haynes International, Inc.	2,228	99,391
Hecla Mining Co. (a)	69,402	206,818
Horsehead Holding Corp.*	8,999	113,927
Kaiser Aluminum Corp.	3,380	259,888
Materion Corp.	3,739	143,690
Molycorp, Inc.* (a)	35,422	13,648
Noranda Aluminum Holding Corp.	8,638	25,655
Olympic Steel, Inc.	1,750	23,555
RTI International Metals, Inc.*	5,600	201,096
Ryerson Holding Corp.*	2,324	14,804
Schnitzer Steel Industries, Inc. "A"	5,086	80,664
Stillwater Mining Co.* (a)	22,317	288,336
SunCoke Energy, Inc.	12,131	181,237
Universal Stainless & Alloy Products, Inc.*	1,376	36,079
Walter Energy, Inc. (a)	12,811	7,943
Worthington Industries, Inc.	9,663	257,133

		2,993,276
Paper & Forest Products 0.7%
Boise Cascade Co.*	7,406	277,429
Clearwater Paper Corp.*	3,546	231,554
Deltic Timber Corp.	2,026	134,222
KapStone Paper & Packaging Corp.	15,732	516,639
Louisiana-Pacific Corp.* (a)	25,962	428,632
Neenah Paper, Inc.	3,046	190,497
P.H. Glatfelter Co.	8,017	220,708
Resolute Forest Products* (a)	12,067	208,156
Schweitzer-Mauduit International, Inc.	5,597	258,134
Wausau Paper Corp.	8,210	78,241

		2,544,212
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%
8x8, Inc.*	16,152	135,677
Atlantic Tele-Network, Inc.	1,693	117,189
Cincinnati Bell, Inc.*	39,719	140,208
Cogent Communications Holdings, Inc.	8,730	308,431
Consolidated Communications Holdings, Inc. (a)	9,405	191,862
FairPoint Communications, Inc.*	4,037	71,051
General Communication, Inc. "A"*	6,368	100,360
Globalstar, Inc.* (a)	50,119	166,896
Hawaiian Telcom Holdco, Inc.*	2,028	54,006
IDT Corp. "B"	3,285	58,309
inContact, Inc.*	10,584	115,366
Inteliquent, Inc.	5,737	90,300
Intelsat SA*	5,329	63,948
Iridium Communications, Inc.* (a)	14,750	143,222
Lumos Networks Corp.	3,664	55,913
magicJack VocalTec Ltd.*	3,472	23,748
Orbcomm, Inc.*	9,998	59,688
Premiere Global Services, Inc.*	8,334	79,673
Vonage Holdings Corp.*	32,871	161,397

		2,137,244
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	4,508	33,990
NTELOS Holdings Corp.	3,297	15,826
RingCentral, Inc. "A"*	5,450	83,548
Shenandoah Telecommunications Co.	4,388	136,730
Spok Holdings, Inc.	3,740	71,696

		341,790
Utilities 3.4%
Electric Utilities 1.3%
ALLETE, Inc.	8,231	434,268
Cleco Corp.	11,200	610,624
El Paso Electric Co.	7,504	289,955
Empire District Electric Co. (a)	8,109	201,265
IDACORP, Inc.	9,435	593,178
MGE Energy, Inc.	6,173	273,587
NRG Yield, Inc. "A" (a)	4,420	224,227
Otter Tail Corp.	6,423	206,628
PNM Resources, Inc.	14,652	427,838
Portland General Electric Co.	14,618	542,182
Spark Energy, Inc. "A"	284	4,189
UIL Holdings Corp.	10,434	536,516
Unitil Corp.	2,674	92,975

		4,437,432
Gas Utilities 1.0%
Chesapeake Utilities Corp.	2,492	126,120
New Jersey Resources Corp.	15,596	484,412
Northwest Natural Gas Co. (a)	5,100	244,545
ONE Gas, Inc.	9,775	422,573
Piedmont Natural Gas Co., Inc. (a)	14,468	534,014
South Jersey Industries, Inc.	6,181	335,505
Southwest Gas Corp.	8,624	501,658
The Laclede Group, Inc.	7,930	406,174
WGL Holdings, Inc.	9,657	544,655

		3,599,656
Independent Power & Renewable Eletricity Producers 0.5%
Abengoa Yield PLC	5,274	178,156
Atlantic Power Corp.	23,408	65,777
Dynegy, Inc.*	22,804	716,730
Ormat Technologies, Inc. (a)	6,115	232,492
Pattern Energy Group, Inc.	8,135	230,383
TerraForm Power, Inc. "A"	5,268	192,335
Vivint Solar, Inc.*	3,973	48,232

		1,664,105
Multi-Utilities 0.4%
Avista Corp.	11,075	378,544
Black Hills Corp.	8,260	416,634
NorthWestern Corp.	8,837	475,342

		1,270,520
Water Utilities 0.2%
American States Water Co.	7,289	290,758
Artesian Resources Corp. "A"	1,483	31,721
California Water Service Group	9,011	220,860
Connecticut Water Service, Inc.	2,090	75,930
Middlesex Water Co.	3,152	71,739
SJW Corp.	2,782	85,992
York Water Co.	2,451	59,510

		836,510

Total Common Stocks (Cost $240,729,448)		336,500,242
Rights 0.0%
Health Care 0.0%
Furiex Pharmaceuticals, Inc. *	1,386	13,542
Omthera Pharmaceutical, Inc. *	1,167	700
Telecommunication Services 0.0%
Leap Wireless International, Inc. *	10,664	26,020

Total Rights (Cost $40,415)		40,262
Warrants 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 4/15/2016* (a) (Cost $0)	3,420	778

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.023% **, 4/30/2015 (b) (Cost $1,334,976)	1,335,000	1,334,960

	Shares	Value ($)
Securities Lending Collateral 17.5%
Daily Assets Fund Institutional, 0.11% (c) (d) (Cost $60,401,288)	60,401,288	60,401,288
Cash Equivalents 2.2%
Central Cash Management Fund, 0.08% (c) (Cost $7,459,457)	7,459,457	7,459,457

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $309,965,584) †	117.8	405,736,987
Other Assets and Liabilities, Net	(17.8)	(61,437,566)

Net Assets	100.0	344,299,421

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $313,901,270.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $91,835,717.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $121,829,900 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,994,183.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $58,246,071, which is 16.9% of net assets.

(b)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	USD	6/19/2015	63	7,868,070	197,420

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$336,500,242	$—	$—	$336,500,242
Rights	—	—	40,262	40,262
Warrants	—	—	778	778
Government & Agency Obligation	—	1,334,960	—	1,334,960
Short-Term Investments (e)	67,860,745	—	—	67,860,745
Derivatives (f)
Futures Contracts	$197,420	$—	$—	$197,420

Total	$404,558,407	$1,334,960	$41,040	$405,934,407

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$197,420

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015